Not FDIC Insured May Lose Value No Bank Guarantee
See Notes to Statements of Investments.

Statement of Investments
(unaudited)
Franklin Floating Rate Income Fund 2
Franklin Floating Rate Master Series 12
Notes to Financial Statements 25

Franklin Floating Rate Master Trust
Statement of Investments (unaudited), April 30, 2021
Franklin Floating Rate Income Fund
Quarterly Statement of Investments See Notes to Statements of Investments.

a a
Country Shares
a
Value
a a a a a a
Common Stocks 2.4%
Hotels, Restaurants & Leisure 0.1%
a
24 Hour Fitness Worldwide, Inc. .......................... United States 88,077 $ 234,858
Machinery 0.2%
a
UTEX Industries, Inc. .................................. United States 32,616 1,292,409
Paper & Forest Products 2.1%
a,b,c,d
Appvion Operations, Inc. ................................ United States 597,420 13,059,120
Road & Rail 0.0%
a,b
Onsite Rental Group Operations Pty. Ltd. ................... Australia 7,733,610 —
Total Common Stocks (Cost $11,593,902) ......................................
14,586,387
Preferred Stocks 0.1%
Hotels, Restaurants & Leisure 0.1%
a
24 Hour Fitness Worldwide, Inc. .......................... United States 208,597 599,716
a
Total Preferred Stocks (Cost $281,502) .........................................
599,716
Warrants
Warrants 0.0%
†
Machinery 0.0%
†
a,b
UTEX Industries, Inc., 2/20/49 ............................ United States 2,796 3,127
Total Warrants (Cost $—) .....................................................
3,127
Principal
Amount
*
Corporate Bonds 2.1%
Road & Rail 2.1%
b,e
Onsite Rental Group Operations Pty. Ltd. , PIK, 6.1% , 10/26/23 ... Australia 14,108,720 13,023,745
Total Corporate Bonds (Cost $15,404,383) ......................................
13,023,745
a
f
Senior Floating Rate Interests 93.2%
Aerospace & Defense 1.6%
AI Convoy (Luxembourg) SARL, Facility USD Term Loan, B, 4.5%,
(2-month USD LIBOR + 3.5%; 6-month USD LIBOR + 3.5%),
1/18/27 ........................................... Luxembourg 2,184,106 2,185,471
e,g
Alloy FinCo Ltd., Facility Term Loan, B, 14%, PIK, (3-month USD
LIBOR + 13.5%), 3/06/25 .............................. United Kingdom 8,858,938 5,537,285
Dynasty Acquisition Co., Inc., 2020 Term Loan,
B1, 3.703%, (3-month USD LIBOR + 3.5%), 4/06/26 .......... United States 1,367,245 1,332,619
B2, 3.703%, (3-month USD LIBOR + 3.5%), 4/06/26 .......... United States 735,078 716,462
9,771,837
a a a a a a
Air Freight & Logistics 0.4%
Kenan Advantage Group, Inc. (The), U.S. Term Loan, B1, 4.5%,
(1-month USD LIBOR + 3.75%), 3/24/26 .................. United States 2,493,750 2,487,965
Airlines 3.9%
g
AAdvantage Loyalty IP Ltd. (American Airlines, Inc.), Initial Term
Loan, 5.5%, (6-month USD LIBOR + 4.75%), 4/20/28 ......... United States 2,081,462 2,143,344
Allegiant Travel Co., Replacement Term Loan, 3.198%, (3-month
USD LIBOR + 3%), 2/05/24 ............................ United States 3,587,494 3,563,565
g
American Airlines, Inc., 2018 Replacement Term Loan, 1.861%,
(1-month USD LIBOR + 1.75%), 6/27/25 .................. United States 5,340,000 4,940,194
Delta Air Lines, Inc. / SkyMiles IP Ltd., Initial Term Loan, 4.75%,
(3-month USD LIBOR + 3.75%), 10/20/27 ................. United States 2,046,261 2,152,165
JetBlue Airways Corp., Term Loan, 6.25%, (3-month USD LIBOR +
5.25%), 6/17/24 ..................................... United States 552,891 568,441

Franklin Floating Rate Master Trust
Statement of Investments (unaudited)
Franklin Floating Rate Income Fund
(continued)
See Notes to Statements of Investments. Quarterly Statement of Investments

a a
Country
Principal
Amount
*
a
Value
a a a a a a
f
Senior Floating Rate Interests
(continued)
Airlines (continued)
Kestrel Bidco, Inc., Term Loan, 4%, (3-month USD LIBOR + 3%),
12/11/26 .......................................... Canada 6,907,106 $ 6,698,270
g
United AirLines, Inc., Term Loan, B, 4.5%, (3-month USD LIBOR +
3.75%), 4/21/28 ..................................... United States 4,047,500 4,100,624
24,166,603
a a a a a a
Auto Components 3.6%
Adient US LLC, Term Loan, B1, 3.61%, (1-month USD LIBOR +
3.5%), 4/10/28 ...................................... United States 10,190,000 10,196,369
Clarios Global LP, First Lien, Amendment No. 1 Dollar Term Loan,
3.363%, (1-month USD LIBOR + 3.25%), 4/30/26 ............ United States 1,397,339 1,385,287
g
First Brands Group LLC, First Lien, 2021 Term Loan, 6%, (1-month
USD LIBOR + 5%), 3/30/27 ............................ United States 4,862,584 4,898,057
First Brands Group LLC, Second Lien, 2021 Term Loan, 9.5%,
(3-month USD LIBOR + 8.5%), 3/30/28 ................... United States 2,000,000 2,000,000
Highline Aftermarket Acquisition LLC, First Lien, Term Loan, 5.25%,
(3-month USD LIBOR + 4.5%), 11/09/27 .................. United States 1,732,158 1,739,745
Truck Hero, Inc., Initial Term Loan, 4.5%, (1-month USD LIBOR +
3.75%), 1/31/28 ..................................... United States 1,792,818 1,792,110
22,011,568
a a a a a a
Automobiles 1.6%
American Trailer World Corp., First Lien, Initial Term Loan, 4.5%,
(1-month USD LIBOR + 3.75%), 3/03/28 .................. United States 1,770,686 1,758,512
Thor Industries, Inc., Term Loan, B1, 3.12%, (1-month USD LIBOR +
3%), 2/01/26 ....................................... United States 8,336,941 8,368,205
10,126,717
a a a a a a
Banks 0.6%
Finastra Ltd., First Lien, Dollar Term Loan, 4.5%, (6-month USD
LIBOR + 3.5%), 6/13/24 ............................... United Kingdom 3,719,614 3,662,332
Beverages 0.5%
City Brewing Company LLC, First Lien, Closing Date Term Loan,
4.25%, (3-month USD LIBOR + 3.5%), 4/05/28 .............. United States 1,111,111 1,115,278
Triton Water Holdings, Inc., First Lien, Initial Term Loan, 4%,
(3-month USD LIBOR + 3.5%), 3/31/28 ................... United States 1,649,157 1,645,545
2,760,823
a a a a a a
Biotechnology 0.2%
Horizon Therapeutics USA, Inc., Seventh Amendment Refinancing
Term Loan, 2.125%, (1-month USD LIBOR + 2%), 5/22/26 ..... United States 1,431,810 1,428,051
Capital Markets 2.5%
Citadel Securities LP, Term Loan, B, 2.613%, (1-month USD LIBOR
+ 2.5%), 2/02/28 .................................... United States 3,360,000 3,333,758
Edelman Financial Engines Center LLC (The), First Lien, 2021 Initial
Term Loan, B, 4.25%, (1-month USD LIBOR + 3.5%), 4/07/28 .. United States 1,710,000 1,705,092
Jane Street Group LLC, Term Loan, 2.863%, (1-month USD LIBOR +
2.75%), 1/26/28 ..................................... United States 2,842,589 2,821,625
g
Russell Investments US Institutional Holdco, Inc., 2025 Term Loan,
4.5%, (3-month USD LIBOR + 3.5%), 5/30/25 .............. United States 4,931,956 4,888,802
g
Vertical Midco GmbH, USD Term Loan, 4.478%, (6-month USD
LIBOR + 4.25%), 6/30/27 .............................. Germany 2,748,698 2,757,123
15,506,400
a a a a a a
Chemicals 2.1%
Cyanco Intermediate 2 Corp., First Lien, Initial Term Loan, 3.613%,
(1-month USD LIBOR + 3.5%), 3/16/25 ................... United States 4,188,523 4,164,963

Franklin Floating Rate Master Trust
Statement of Investments (unaudited)
Franklin Floating Rate Income Fund
(continued)
Quarterly Statement of Investments See Notes to Statements of Investments.

a a
Country
Principal
Amount
*
a
Value
a a a a a a
f
Senior Floating Rate Interests
(continued)
Chemicals (continued)
g
INEOS 226 Ltd., USD Term Loan, B, 3.25%, (3-month USD LIBOR +
2.75%), 1/29/26 ..................................... United Kingdom 870,936 $ 868,623
Lummus Technology Holdings V LLC, 2021 Refinancing Term Loan,
B, 3.613%, (1-month USD LIBOR + 3.5%), 6/30/27 .......... United States 1,405,076 1,397,467
g,h
NIC Acquisition Corp. / CPC Acquisition Corp. / Gardner-Gibson
Acquisition Corp., Term Loan, B, TBD, 12/01/25 ............. United States 250,000 246,250
NIC Acquisition Corp., Term Loan, 4.5%, (3-month USD LIBOR +
3.75%), 12/29/27 .................................... United States 808,027 809,546
SCIH Salt Holdings, Inc., Incremental Term Loan, B1, 4.75%,
(1-month USD LIBOR + 4%), 3/16/27 ..................... United States 3,748,450 3,742,827
h
Sparta U.S. HoldCo LLC, Term Loan, TBD, 4/28/28 ............ United States 1,608,632 1,600,589
12,830,265
a a a a a a
Commercial Services & Supplies 3.4%
CCI Buyer, Inc., Term Loan, 4.75%, (3-month USD LIBOR + 4%),
12/17/27 .......................................... United States 1,922,938 1,928,947
Legalzoom.com, Inc., First Lien, 2018 Term Loan, 4.613%, (1-month
USD LIBOR + 4.5%), 11/21/24 .......................... United States 7,190,241 7,195,885
Prime Security Services Borrower LLC, First Lien, 2021 Refinancing
Term Loan, B1, 3.5%, (1-month USD LIBOR + 2.75%; 3-month
USD LIBOR + 2.75%), 9/23/26 .......................... United States 4,266,986 4,265,513
Spin Holdco, Inc., Initial Term Loan, 4.75%, (3-month USD LIBOR +
4%), 3/04/28 ....................................... United States 1,076,923 1,073,811
Staples, Inc., 2019 Refinancing New Term Loan, B1, 5.205%,
(3-month USD LIBOR + 5%), 4/16/26 ..................... United States 6,334,057 6,205,001
20,669,157
a a a a a a
Communications Equipment 0.4%
CommScope, Inc., Initial Term Loan, 3.363%, (1-month USD LIBOR
+ 3.25%), 4/06/26 ................................... United States 2,727,222 2,714,022
Construction Materials 0.6%
g
Park River Holdings, Inc., First Lien, Initial Term Loan, 4%, (3-month
USD LIBOR + 3.25%), 12/28/27 ......................... United States 1,900,000 1,891,982
White Cap Buyer LLC, Initial Closing Date Term Loan, 4.5%,
(3-month USD LIBOR + 4%), 10/19/27 .................... United States 2,062,194 2,065,091
3,957,073
a a a a a a
Containers & Packaging 1.9%
BWay Holding Co., Initial Term Loan, 3.443%, (3-month USD LIBOR
+ 3.25%), 4/03/24 ................................... United States 9,562,553 9,253,252
g
Kleopatra Finco SARL, USD Term Loan, B, 5.25%, (6-month USD
LIBOR + 4.75%), 2/12/26 .............................. Luxembourg 2,325,775 2,323,589
11,576,841
a a a a a a
Diversified Consumer Services 0.9%
KUEHG Corp., Term Loan, B3, 4.75%, (3-month USD LIBOR +
3.75%), 2/21/25 ..................................... United States 2,229,077 2,204,992
g
Sedgwick Claims Management Services, Inc. (Lightning Cayman
Merger Sub Ltd.), Initial Term Loan, 3.363%, (1-month USD LIBOR
+ 3.25%), 12/31/25 .................................. United States 2,044,770 2,018,832
g
WW International, Inc., Initial Term Loan, 4%, (1-month USD LIBOR
+ 3.5%), 4/13/28 .................................... United States 1,000,000 1,001,125
5,224,949
a a a a a a
Diversified Financial Services 1.8%
First Eagle Holdings, Inc., 2020 Refinancing Term Loan, 2.703%,
(3-month USD LIBOR + 2.5%), 2/01/27 ................... United States 5,325,823 5,252,220

Franklin Floating Rate Master Trust
Statement of Investments (unaudited)
Franklin Floating Rate Income Fund
(continued)
See Notes to Statements of Investments. Quarterly Statement of Investments

a a
Country
Principal
Amount
*
a
Value
a a a a a a
f
Senior Floating Rate Interests
(continued)
Diversified Financial Services (continued)
g
Jefferies Finance LLC, Closing Date Term Loan, 3.125%, (1-month
USD LIBOR + 3%), 6/03/26 ............................ United States 2,250,691 $ 2,231,358
Sabre GLBL, Inc., 2020 Other Term Loan, B, 4.75%, (1-month USD
LIBOR + 4%), 12/17/27 ............................... United States 251,003 253,710
g
Verscend Holding Corp., Term Loan, B1, 4.113%, (1-month USD
LIBOR + 4%), 8/27/25 ................................ United States 3,539,183 3,543,607
11,280,895
a a a a a a
Diversified Telecommunication Services 1.4%
Global Tel Link, First Lien, Term Loan, 4.363%, (1-month USD
LIBOR + 4.25%), 11/29/25 ............................. United States 7,260,608 6,784,711
Zayo Group Holdings, Inc., Initial Dollar Term Loan, 3.113%,
(1-month USD LIBOR + 3%), 3/09/27 ..................... United States 2,023,457 2,005,752
8,790,463
a a a a a a
Electric Utilities 0.3%
Astoria Energy LLC, Advance (2020) Term Loan, B, 4.5%, (3-month
USD LIBOR + 3.5%), 12/10/27 .......................... United States 839,131 841,229
EFS Cogen Holdings I LLC, Term Loan, 4.5%, (3-month USD LIBOR
+ 3.5%), 10/01/27 ................................... United States 678,956 678,488
1,519,717
a a a a a a
Entertainment 2.1%
g
Banijay Entertainment SAS, Facility USD Term Loan, B, 3.86%,
(1-month USD LIBOR + 3.75%), 3/01/25 .................. France 5,144,891 5,119,167
Diamond Sports Group LLC, Term Loan, 3.37%, (1-month USD
LIBOR + 3.25%), 8/24/26 .............................. United States 7,422,433 5,332,869
Lions Gate Capital Holdings LLC, 2026 Term Loan, A, 1.863%,
(1-month USD LIBOR + 1.75%), 4/06/26 .................. United States 734,784 728,813
William Morris Endeavor Entertainment LLC (IMG Worldwide
Holdings LLC), First Lien, Term Loan, B1, 2.903%, (1-month USD
LIBOR + 2.75%; 3-month USD LIBOR + 2.75%), 5/18/25 ...... United States 1,998,742 1,956,279
13,137,128
a a a a a a
Food & Staples Retailing 1.5%
Aramark Intermediate HoldCo Corp., U.S. Term Loan, B4, 1.863%,
(1-month USD LIBOR + 1.75%), 1/15/27 .................. United States 3,861,000 3,813,143
GNC Holdings, Inc., Second Lien, Term Loan, 6.2%, (3-month USD
LIBOR + 6%), 10/07/26 ............................... United States 6,015,558 5,045,549
Shearer's Foods LLC, First Lien, Refinancing Term Loan, 4.25%,
(3-month USD LIBOR + 3.5%), 9/23/27 ................... United States 500,751 500,971
9,359,663
a a a a a a
Food Products 2.0%
e
CSM Bakery Solutions Ltd., Second Lien, Term Loan, 11%, PIK,
(3-month USD LIBOR + 10%), 7/05/21 .................... United States 10,295,434 10,047,074
JBS USA Lux SA, New Term Loan, 2.113%, (1-month USD LIBOR +
2%), 5/01/26 ....................................... Luxembourg 2,423,004 2,419,345
12,466,419
a a a a a a
Health Care Equipment & Supplies 0.4%
g,h
Jazz Pharmaceuticals, Inc., Term Loan, TBD, 4/21/28 .......... United States 1,310,503 1,314,867
g,h
Organon & Co., Term Loan, TBD, 4/08/28 ................... United States 1,400,000 1,397,956
2,712,823
a a a a a a
Health Care Providers & Services 6.7%
g
ADMI Corp., Amendment No. 4 Refinancing Term Loan, 3.25%,
(1-month USD LIBOR + 2.75%), 12/23/27 ................. United States 6,062,160 6,021,756

Franklin Floating Rate Master Trust
Statement of Investments (unaudited)
Franklin Floating Rate Income Fund
(continued)
Quarterly Statement of Investments See Notes to Statements of Investments.

a a
Country
Principal
Amount
*
a
Value
a a a a a a
f
Senior Floating Rate Interests
(continued)
Health Care Providers & Services (continued)
CNT Holdings I Corp., First Lien, Facility Term Loan, 4.5%, (3-month
USD LIBOR + 3.75%), 11/08/27 ......................... United States 3,602,735 $ 3,601,330
g
eResearchTechnology, Inc., First Lien, Initial Term Loan, 5.5%,
(1-month USD LIBOR + 4.5%), 2/04/27 ................... United States 4,082,078 4,096,835
Gentiva Health Services, Inc., First Lien, Term Loan, B, 2.875%,
(1-month USD LIBOR + 2.75%), 7/02/25 .................. United States 1,734,189 1,733,105
Global Medical Response, Inc., 2018 New Term Loan, 5.25%,
(3-month USD LIBOR + 4.25%), 3/14/25 .................. United States 1,194,697 1,196,298
National Mentor Holdings, Inc., First Lien, Initial Term Loan,
4.5%, (1-month USD LIBOR + 3.75%; 3-month USD LIBOR +
3.75%), 3/02/28 ..................................... United States 3,498,542 3,499,627
C, 4.5%, (3-month USD LIBOR + 3.75%), 3/02/28 ........... United States 116,618 116,654
National Mentor Holdings, Inc., Second Lien, Initial Term Loan, 8%,
(3-month USD LIBOR + 7.25%), 3/02/29 .................. United States 2,000,000 2,030,000
Navicure, Inc., First Lien, Initial Term Loan, 4.113%, (1-month USD
LIBOR + 4%), 10/22/26 ............................... United States 4,472,606 4,461,424
g
Pathway Vet Alliance LLC, First Lien, 2021 Replacement Term Loan,
3.863%, (1-month USD LIBOR + 3.75%), 3/31/27 ............ United States 6,109,213 6,086,304
g
Phoenix Guarantor, Inc., First Lien, Term Loan,
3.611%, (1-month USD LIBOR + 3.5%), 3/05/26 ............. United States 2,720,726 2,700,320
B1, 3.358%, (1-month USD LIBOR + 3.25%), 3/05/26 ......... United States 2,376,799 2,352,188
Pluto Acquisition I, Inc., First Lien, Term Loan, B, 4.613%, (1-month
USD LIBOR + 4.5%), 6/22/26 ........................... United States 517,941 519,883
Pluto Acquisition I, Inc., Incremental Term Loan, 5.5%, (1-month USD
LIBOR + 5%), 6/22/26 ................................ United States 751,057 756,220
U.S. Anesthesia Partners, Inc., First Lien, Initial Term Loan, 4%,
(3-month USD LIBOR + 3%), 6/23/24 ..................... United States 2,019,745 1,993,377
41,165,321
a a a a a a
Hotels, Restaurants & Leisure 2.0%
e
24 Hour Fitness Worldwide, Inc., Exit Term Loan, 5.193%, PIK,
(3-month USD LIBOR + 5%), 12/29/25 .................... United States 3,992,452 3,517,516
Caesars Resort Collection LLC, Term Loan,
B, 2.863%, (1-month USD LIBOR + 2.75%), 12/23/24 ......... United States 5,561,013 5,506,766
B1, 4.613%, (1-month USD LIBOR + 4.5%), 7/21/25 .......... United States 1,133,041 1,137,936
Golden Nugget, Inc., Initial Term Loan, B, 3.25%, (2-month USD
LIBOR + 2.5%), 10/04/23 .............................. United States 1,126,812 1,115,493
IRB Holding Corp., Fourth Amendment Incremental Term Loan,
4.25%, (3-month USD LIBOR + 3.25%), 12/15/27 ............ United States 832,273 831,495
12,109,206
a a a a a a
Household Durables 0.3%
Playtika Holding Corp., Term Loan, B1, 2.863%, (1-month USD
LIBOR + 2.75%), 3/13/28 .............................. United States 1,994,382 1,986,285
Household Products 1.0%
b,e,g,i
FGI Operating Co. LLC, Term Loan, 12.1%, PIK, (3-month USD
LIBOR + 11%), 5/16/22 ............................... United States 16,154,852 5,644,753
Knowlton Development Corp., Inc., 2020 Initial Term Loan, 3.863%,
(1-month USD LIBOR + 3.75%), 12/22/25 ................. Canada 778,776 771,716
6,416,469
a a a a a a
Insurance 2.5%
Acrisure LLC, First Lien, 2020 Term Loan, 3.703%, (3-month USD
LIBOR + 3.5%), 2/15/27 ............................... United States 1,835,365 1,810,698
g
Alliant Holdings Intermediate LLC, 2018 Initial Term Loan, 3.363%,
(1-month USD LIBOR + 3.25%), 5/09/25 .................. United States 4,171,987 4,125,532

Franklin Floating Rate Master Trust
Statement of Investments (unaudited)
Franklin Floating Rate Income Fund
(continued)
See Notes to Statements of Investments. Quarterly Statement of Investments

a a
Country
Principal
Amount
*
a
Value
a a a a a a
f
Senior Floating Rate Interests
(continued)
Insurance (continued)
g
Alliant Holdings Intermediate LLC, Term Loan, B3, 4.25%, (1-month
USD LIBOR + 3.75%), 11/05/27 ......................... United States 710,956 $ 711,895
AssuredPartners, Inc., 2020 February Refinancing Term Loan,
3.613%, (1-month USD LIBOR + 3.5%), 2/12/27 ............. United States 4,891,235 4,851,494
AssuredPartners, Inc., 2020 June Incremental Term Loan, 5.5%,
(1-month USD LIBOR + 4.5%), 2/12/27 ................... United States 247,500 248,335
g
Asurion LLC, New Term Loan,
B8, 3.363%, (1-month USD LIBOR + 3.25%), 12/23/26 ........ United States 1,906,815 1,896,089
B9, 3.363%, (1-month USD LIBOR + 3.25%), 7/31/27 ......... United States 1,523,392 1,514,031
Asurion LLC, Second Lien, New Term Loan, B3, 5.363%, (1-month
USD LIBOR + 5.25%), 1/31/28 .......................... United States 101,007 102,623
15,260,697
a a a a a a
Internet & Direct Marketing Retail 0.4%
MH Sub I LLC (Micro Holding Corp.), First Lien, 2020 June New
Term Loan, 4.75%, (1-month USD LIBOR + 3.75%), 9/13/24 .... United States 1,531,777 1,533,500
MH Sub I LLC (Micro Holding Corp.), First Lien, Amendment No. 2
Initial Term Loan, 3.613%, (1-month USD LIBOR + 3.5%), 9/13/24 United States 797,933 792,172
2,325,672
a a a a a a
IT Services 7.9%
Arches Buyer, Inc., Refinancing Term Loan, 3.75%, (1-month USD
LIBOR + 3.25%), 12/06/27 ............................. United States 1,918,215 1,911,224
Aventiv Technologies LLC, First Lien, Initial Term Loan, 5.5%,
(3-month USD LIBOR + 4.5%), 11/01/24 .................. United States 13,846,192 12,872,667
Aventiv Technologies LLC, Second Lien, Initial Term Loan, 9.25%,
(3-month USD LIBOR + 8.25%), 11/01/25 .................. United States 11,037,961 9,469,688
Barracuda Networks, Inc., First Lien, 2020 Term Loan, 4.5%,
(3-month USD LIBOR + 3.75%), 2/12/25 .................. United States 3,390,936 3,392,207
g
Gainwell Acquisition Corp., Term Loan, B, 4.75%, (3-month USD
LIBOR + 4%), 10/01/27 ............................... United States 6,343,247 6,357,138
Informatica LLC, Dollar 2020 Term Loan, 3.363%, (1-month USD
LIBOR + 3.25%), 2/25/27 .............................. United States 306,900 304,667
Peraton Corp., First Lien, Term Loan, B, 4.5%, (1-month USD LIBOR
+ 3.75%), 2/01/28 ................................... United States 1,355,999 1,357,226
Pitney Bowes, Inc., Refinancing Term Loan, B, 4.12%, (1-month USD
LIBOR + 4%), 3/17/28 ................................ United States 10,145,963 10,154,384
TIBCO Software, Inc., Term Loan, B3, 3.87%, (1-month USD LIBOR
+ 3.75%), 6/30/26 ................................... United States 2,833,251 2,821,309
48,640,510
a a a a a a
Leisure Products 0.5%
Hercules Achievement, Inc. (Varsity Brands Holding Co., Inc.), First
Lien, Initial Term Loan, 4.5%, (1-month USD LIBOR + 3.5%),
12/16/24 .......................................... United States 1,914,069 1,845,488
NASCAR Holdings LLC, Initial Term Loan, 2.859%, (1-month USD
LIBOR + 2.75%), 10/19/26 ............................. United States 1,224,728 1,218,010
3,063,498
a a a a a a
Machinery 1.8%
Altra Industrial Motion Corp., Term Loan, 2.113%, (1-month USD
LIBOR + 2%), 10/01/25 ............................... United States 2,970,260 2,961,453
Navistar, Inc., Term Loan, B, 3.61%, (1-month USD LIBOR + 3.5%),
11/06/24 .......................................... United States 8,075,510 8,082,576
11,044,029
a a a a a a

Franklin Floating Rate Master Trust
Statement of Investments (unaudited)
Franklin Floating Rate Income Fund
(continued)
Quarterly Statement of Investments See Notes to Statements of Investments.

a a
Country
Principal
Amount
*
a
Value
a a a a a a
f
Senior Floating Rate Interests
(continued)
Media 4.1%
Cengage Learning, Inc., 2016 Refinancing Term Loan, 5.25%,
(2-month USD LIBOR + 4.25%; 3-month USD LIBOR + 4.25%),
6/07/23 ........................................... United States 5,344,068 $ 5,328,196
Clear Channel Outdoor Holdings, Inc., Term Loan, B, 3.685%,
(2-month USD LIBOR + 3.5%; 3-month USD LIBOR + 3.5%),
8/21/26 ........................................... United States 6,231,828 6,051,385
CSC Holdings LLC, March 2017 Refinancing Term Loan, 2.365%,
(1-month USD LIBOR + 2.25%), 7/17/25 .................. United States 982,097 973,111
Gray Television, Inc., Term Loan, C, 2.615%, (1-month USD LIBOR +
2.5%), 1/02/26 ...................................... United States 3,179,030 3,163,358
Nexstar Broadcasting, Inc., Term Loan, B4, 2.615%, (1-month USD
LIBOR + 2.5%), 9/18/26 ............................... United States 860,697 858,063
Nielsen Finance LLC, Dollar Term Loan, B5, 4.75%, (1-month USD
LIBOR + 3.75%), 6/04/25 .............................. United States 601,890 604,593
Radiate HoldCo LLC, Term Loan, B, 4.25%, (1-month USD LIBOR +
3.5%), 9/25/26 ...................................... United States 774,908 776,605
g
Sinclair Television Group, Inc., Term Loan, B, 2.36%, (1-month USD
LIBOR + 2.25%), 1/03/24 .............................. United States 835,309 830,088
Univision Communications, Inc., First Lien, 2020 Replacement Term
Loan, 4.75%, (1-month USD LIBOR + 3.75%), 3/15/26 ........ United States 2,911,399 2,920,832
g,h
Virgin Media Bristol LLC, Term Loan, Q, TBD, 1/31/29 .......... United States 3,556,664 3,556,077
25,062,308
a a a a a a
Metals & Mining 0.6%
g
U.S. Silica Co., Term Loan, 5%, (1-month USD LIBOR + 4%),
5/01/25 ........................................... United States 3,550,774 3,416,963
Multiline Retail 1.0%
Franchise Group, Inc., First Lien, Initial Term Loan, 5.5%, (3-month
USD LIBOR + 4.75%), 3/10/26 .......................... United States 1,570,000 1,576,877
Harbor Freight Tools USA, Inc., Initial Term Loan (2020), 3.75%,
(1-month USD LIBOR + 3%), 10/19/27 .................... United States 4,806,006 4,808,240
6,385,117
a a a a a a
Oil, Gas & Consumable Fuels 7.2%
Buckeye Partners LP, 2021 Term Loan, B1, 2.359%, (1-month USD
LIBOR + 2.25%), 11/01/26 ............................. United States 2,910,095 2,901,786
EG Group Ltd., Additional Facility USD Term Loan, 4.203%, (3-month
USD LIBOR + 4%), 2/07/25 ............................ United Kingdom 573,877 566,848
g,j
Fieldwood Energy LLC, Debtor-in-possession Facility Term Loan,
9.75%, (1-month USD LIBOR + 8.75%), 8/04/21 ............. United States 7,833,042 8,146,364
i
Fieldwood Energy LLC, First Lien, Closing Date Term Loan, 7.251%,
(3-month USD LIBOR + 4.25%), 4/11/22 .................. United States 65,701,183 25,442,783
b,g,h
Fieldwood Energy LLC, Second Lien, Exit Facility Term Loan, TBD,
3/31/26 ........................................... United States 7,011,348 6,871,121
g
UTEX Industries, Inc., First Out Term Loan, 8.5%, (1-month USD
LIBOR + 7%), 12/03/24 ............................... United States 327,657 330,279
e,g
UTEX Industries, Inc., Second Out Term Loan, 5.25%, PIK, (1-month
USD LIBOR + 3.75%), 12/03/25 ......................... United States 203,101 197,991
44,457,172
a a a a a a
Paper & Forest Products 0.7%
d
Appvion Operations, Inc., Term Loan, 7%, (3-month USD LIBOR +
6%), 6/12/26 ....................................... United States 4,590,875 4,579,398
Personal Products 0.9%
Coty, Inc., USD Term Loan, B, 2.36%, (1-month USD LIBOR +
2.25%), 4/07/25 ..................................... United States 2,351,525 2,261,509

Franklin Floating Rate Master Trust
Statement of Investments (unaudited)
Franklin Floating Rate Income Fund
(continued)
See Notes to Statements of Investments. Quarterly Statement of Investments

a a
Country
Principal
Amount
*
a
Value
a a a a a a
f
Senior Floating Rate Interests
(continued)
Personal Products (continued)
Sunshine Luxembourg VII SARL, Term Loan, B3, 4.5%, (3-month
USD LIBOR + 3%), 10/01/26 ........................... Luxembourg 3,560,000 $ 3,565,554
5,827,063
a a a a a a
Pharmaceuticals 0.1%
Bausch Health Cos., Inc., Initial Term Loan, 3.109%, (1-month USD
LIBOR + 3%), 6/02/25 ................................ United States 652,943 652,581
Professional Services 0.4%
CCRR Parent, Inc., First Lien, Initial Term Loan, 5%, (3-month USD
LIBOR + 4.25%), 3/06/28 .............................. United States 943,620 947,158
Dun & Bradstreet Corp. (The), Initial Term Loan Borrowing, B,
3.361%, (1-month USD LIBOR + 3.25%), 2/06/26 ............ United States 1,077,710 1,072,995
UKG, Inc., First Lien, 2021 Incremental Term Loan, 4%, (3-month
USD LIBOR + 3.25%), 5/04/26 .......................... United States 357,193 358,031
2,378,184
a a a a a a
Real Estate Management & Development 1.4%
Cushman & Wakefield U.S. Borrower LLC, Replacement Term Loan,
2.863%, (1-month USD LIBOR + 2.75%), 8/21/25 ............ United States 8,856,161 8,670,757
Road & Rail 3.7%
Avis Budget Car Rental LLC, New Term Loan, B, 2.37%, (1-month
USD LIBOR + 2.25%), 8/06/27 .......................... United States 5,737,577 5,625,235
b
Onsite Rental Group Operations Pty. Ltd., Term Loan, B, 5.5%,
(1-month USD LIBOR + 4.5%), 10/26/22 .................. Australia 10,319,296 9,720,104
Ventia Midco Pty. Ltd., 2017 Refinancing USD Term Loan, B, 5%,
(3-month USD LIBOR + 4%), 5/21/26 ..................... Australia 7,178,119 7,200,587
22,545,926
a a a a a a
Software 11.5%
athenahealth, Inc., First Lien, Term Loan, B1, 4.453%, (3-month USD
LIBOR + 4.25%), 2/11/26 .............................. United States 6,980,517 7,013,675
Blackboard, Inc., First Lien, Term Loan, B5, 7%, (3-month USD
LIBOR + 6%), 6/30/24 ................................ United States 7,369,228 7,373,871
Ceridian HCM Holding, Inc., Initial Term Loan, 2.587%, (1-week USD
LIBOR + 2.5%), 4/30/25 ............................... United States 971,962 957,990
DCert Buyer, Inc., First Lien, Initial Term Loan, 4.113%, (1-month
USD LIBOR + 4%), 10/16/26 ........................... United States 5,720,528 5,728,079
DCert Buyer, Inc., Second Lien, First Amendment Refinancing Term
Loan, 7.113%, (1-month USD LIBOR + 7%), 2/19/29 ......... United States 1,180,457 1,191,034
g
ECI Macola/MAX Holding LLC, First Lien, Initial Term Loan, 4.5%,
(3-month USD LIBOR + 3.75%), 11/09/27 .................. United States 1,496,250 1,499,991
Greeneden U.S. Holdings I LLC, Term Loan, B, 4.75%, (1-month
USD LIBOR + 4%), 12/01/27 ........................... United States 2,217,199 2,224,682
Hyland Software, Inc., First Lien, 2018 Refinancing Term Loan,
4.25%, (1-month USD LIBOR + 3.5%), 7/01/24 .............. United States 407,619 408,467
Hyland Software, Inc., Second Lien, 2021 Refinancing Term Loan,
7%, (1-month USD LIBOR + 6.25%), 7/07/25 ............... United States 83,333 84,236
g
Idera, Inc., First Lien, Term Loan, B1, 4.5%, (3-month USD LIBOR +
3.75%), 3/02/28 ..................................... United States 1,825,819 1,814,791
g,h
IGT Holding IV AB, Facility Term Loan, TBD, 3/31/28 ........... Sweden 1,488,352 1,486,491
Ivanti Software, Inc., First Lien, First Amendment Term Loan, B,
4.75%, (3-month USD LIBOR + 4%), 12/01/27 .............. United States 251,632 248,549
Ivanti Software, Inc., First Lien, Initial Term Loan, 5.75%, (3-month
USD LIBOR + 4.75%), 12/01/27 ......................... United States 2,450,000 2,446,938
LogMeIn, Inc., First Lien, Initial Term Loan, 4.86%, (1-month USD
LIBOR + 4.75%), 8/31/27 .............................. United States 5,499,809 5,498,077

Franklin Floating Rate Master Trust
Statement of Investments (unaudited)
Franklin Floating Rate Income Fund
(continued)
Quarterly Statement of Investments See Notes to Statements of Investments.

a a
Country
Principal
Amount
*
a
Value
a a a a a a
f
Senior Floating Rate Interests
(continued)
Software (continued)
MA Financeco LLC, Term Loan, B4, 5.25%, (3-month USD LIBOR +
4.25%), 6/05/25 ..................................... United States 245,313 $ 247,049
Mitchell International, Inc., First Lien, Amendment No. 2 New Facility
Term Loan, 4.75%, (1-month USD LIBOR + 4.25%), 11/29/24 ... United States 3,850,150 3,862,990
Perforce Software, Inc., First Lien, New Term Loan, 3.863%,
(1-month USD LIBOR + 3.75%), 7/01/26 .................. United States 4,119,504 4,075,302
Quest Software US Holdings, Inc., First Lien, Initial Term Loan,
4.436%, (3-month USD LIBOR + 4.25%), 5/16/25 ............ United States 7,532,125 7,536,268
g
RealPage, Inc., First Lien, Initial Term Loan, 3.75%, (1-month USD
LIBOR + 3.25%), 4/24/28 .............................. United States 2,250,000 2,242,271
Sophia LP, Term Loan, B, 4.5%, (3-month USD LIBOR + 3.75%),
10/07/27 .......................................... United States 627,507 628,291
Surf Holdings SARL, First Lien, Dollar Term Loan, 3.676%, (3-month
USD LIBOR + 3.5%), 3/05/27 ........................... Luxembourg 6,410,019 6,358,290
g,h
Syncsort, Inc., Term Loan, B, TBD, 3/19/28 .................. United States 3,022,500 3,016,833
Veritas US, Inc., USD Term Loan, B, 6%, (3-month USD LIBOR +
5%), 9/01/25 ....................................... United States 4,887,232 4,930,606
70,874,771
a a a a a a
Specialty Retail 3.0%
Great Outdoors Group LLC, Term Loan, B1, 5%, (3-month USD
LIBOR + 4.25%), 3/06/28 .............................. United States 8,296,432 8,346,998
Michaels Companies, Inc. (The), Term Loan, B, 5%, (3-month USD
LIBOR + 4.25%), 4/15/28 .............................. United States 2,670,000 2,661,656
PetSmart LLC, Initial Term Loan, 4.5%, (3-month USD LIBOR +
3.75%), 2/11/28 ..................................... United States 2,500,072 2,510,385
Rent-A-Center, Inc., Initial Term Loan, 4.75%, (1-month USD LIBOR
+ 4%), 2/17/28 ...................................... United States 2,342,273 2,361,784
g,h
Savers, Inc., Term Loan, TBD, 4/21/28 ..................... United States 2,098,596 2,122,205
Woof Holdings, Inc., First Lien, Initial Term Loan, 4.5%, (3-month
USD LIBOR + 3.75%), 12/21/27 ......................... United States 741,029 740,103
18,743,131
a a a a a a
Technology Hardware, Storage & Peripherals 0.8%
Amentum Government Services Holdings LLC, First Lien, Initial Term
Loan, 3.613%, (1-month USD LIBOR + 3.5%), 1/29/27 ........ United States 1,576,030 1,569,726
Amentum Government Services Holdings LLC, Incremental Term
Loan, 5.5%, (3-month USD LIBOR + 4.75%), 1/29/27 ......... United States 1,640,000 1,649,569
Cardtronics USA, Inc., Initial Term Loan, 5%, (1-month USD LIBOR +
4%), 6/29/27 ....................................... United States 1,813,146 1,818,133
5,037,428
a a a a a a
Textiles, Apparel & Luxury Goods 0.6%
g
Champ Acquisition Corp., First Lien, Initial Term Loan, 5.73%,
(3-month USD LIBOR + 5.5%; 6-month USD LIBOR + 5.5%),
12/19/25 .......................................... United States 2,132,789 2,132,981
Tory Burch LLC, Initial Term Loan, B, 4.5%, (1-month USD LIBOR +
3.5%), 4/16/28 ...................................... United States 1,602,632 1,592,623
3,725,604
a a a a a a
Wireless Telecommunication Services 0.4%
Altice France SA, USD Incremental Term Loan, B13, 4.198%,
(3-month USD LIBOR + 4%), 8/14/26 ..................... France 2,329,173 2,327,508
Total Senior Floating Rate Interests (Cost $636,311,376) .........................
574,857,309

Franklin Floating Rate Master Trust
Statement of Investments (unaudited)
Franklin Floating Rate Income Fund
(continued)
See Notes to Statements of Investments. Quarterly Statement of Investments

See Abbreviations on page 33 .
a a
Country Shares/Units
a
Value
a a a a a a
Escrows and Litigation Trusts 0.1%
b
Remington Outdoor Co., Inc., Litigation Units ................. United States 221,427 $ 367,931
Total Escrows and Litigation Trusts (Cost $–) ...................................
367,931
Total Long Term Investments (Cost $663,591,163) ...............................
603,438,215
a
Short Term Investments 8.2%
a a
Country Shares
a
Value
a
Money Market Funds 8.2%
k,l
Institutional Fiduciary Trust - Money Market Portfolio, 0.01% ..... United States 50,531,154 50,531,154
Total Money Market Funds (Cost $50,531,154) ..................................
50,531,154
Total Short Term Investments (Cost $50,531,154 ) ................................
50,531,154
a
Total Investments (Cost $714,122,317) 106.1% ..................................
$653,969,369
Other Assets, less Liabilities (6.1)% ...........................................
(37,279,607)
Net Assets 100.0% ...........................................................
$616,689,762
*
The principal amount is stated in U.S. dollars unless otherwise indicated.
†
Rounds to less than 0.1% of net assets.
a
Non-income producing.
b
Fair valued using significant unobservable inputs. See Note 8 regarding fair value measurements.
c
See Note 4 regarding restricted securities.
d
See Note 5 regarding holdings of 5% voting securities.
e
Income may be received in additional securities and/or cash.
f
The coupon rate shown represents the rate at period end.
g
A portion or all of the security purchased on a delayed delivery basis.
h
A portion or all of the security represents an unsettled loan commitment. The coupon rate is to-be determined (TBD) at the time of the settlement and will be based upon a reference index/floor plus a spread.
i
Defaulted security or security for which income has been deemed uncollectible.
j
See Note 6 regarding unfunded loan commitments.
k
See Note 7 regarding investments in affiliated management investment companies.
l
The rate shown is the annualized seven-day effective yield at period end.

Franklin Floating Rate Master Trust
Statement of Investments (unaudited), April 30,2021
Franklin Floating Rate Master Series
Quarterly Statement of Investments See Notes to Statements of Investments.

a a
Country Shares a Value
% of Net
Assets
a
Common Stocks
Industrial Machinery
a
UTEX Industries, Inc. .......................... United States 120,386 $ 4,770,295 1.26
a
Leisure Facilities
a
24 Hour Fitness Worldwide, Inc. .................. United States 104,009 277,340 0.07
a
Paper Products
a,b,c,d
Appvion Operations, Inc. ........................ United States 563,596 12,319,757 3.25
a
Trucking
a,b
Onsite Rental Group Operations Pty. Ltd. ........... Australia 5,879,078 — 0.00
a
Total Common Stocks (Cost $18,304,117) ...............................
17,367,392 4.58
Management Investment Companies
Asset Management & Custody Banks
e
Franklin Floating Rate Income Fund ............... United States 461,717 3,582,920 0.95
e
Franklin Liberty Senior Loan ETF ................. United States 857,785 21,427,469 5.66
Invesco Senior Loan ETF ....................... United States 72,365 1,602,885 0.42
26,613,274 7.03
Total Management Investment Companies (Cost $27,729,256) .............
26,613,274 7.03
Preferred Stocks
Leisure Facilities
a
24 Hour Fitness Worldwide, Inc. .................. United States 246,320 708,170 0.19
a
Total Preferred Stocks (Cost $332,425) ..................................
708,170 0.19
Warrants
% of Net
Assets
a a a a a
Warrants
Industrial Machinery
a,b
UTEX Industries, Inc. , 2/20/49 .................... United States 321 359 0.00
†
Total Warrants (Cost $–) ...............................................
359 0.00
†
Principal
Amount
*
% of Net
Assets
Corporate Bonds
Airlines
f
American Airlines Inc/AAdvantage Loyalty IP Ltd., Senior
Secured Note, 144A, 5.5%, 4/20/26 .............. United States 1,700,000 1,787,125 0.47
f
Delta Air Lines, Inc. / SkyMiles IP Ltd., Senior Secured
Note, 144A, 4.5%, 10/20/25 .................... United States 1,250,000 1,341,376 0.35
f
United Airlines, Inc., Senior Secured Note, 144A, 4.375%,
4/15/26 ................................... United States 165,000 171,430 0.05
3,299,931 0.87
Broadcasting
f
Diamond Sports Group LLC / Diamond Sports Finance
Co., Senior Secured Note, 144A, 5.375%, 8/15/26 ... United States 1,840,000 1,345,500 0.36
f
Sinclair Television Group, Inc., Senior Secured Note,
144A, 4.125%, 12/01/30 ....................... United States 900,000 878,634 0.23
f
Univision Communications, Inc., Senior Secured Note,
144A, 5.125%, 2/15/25 ........................ United States 400,000 407,282 0.11
2,631,416 0.70

Franklin Floating Rate Master Trust
Statement of Investments (unaudited)
Franklin Floating Rate Master Series
(continued)
See Notes to Statements of Investments. Quarterly Statement of Investments

a a
Country
Principal
Amount
*
a Value
% of Net
Assets
a a a a a a
Construction Materials
f
Cemex SAB de CV, Senior Secured Bond, 144A, 5.2%,
9/17/30 ................................... Mexico 750,000 $ 817,129 0.22
Diversified Chemicals
f
SCIH Salt Holdings, Inc., Senior Secured Note, 144A,
4.875%, 5/01/28 ............................. United States 1,100,000 1,098,625 0.29
Independent Power Producers & Energy Traders
f
Talen Energy Supply LLC, Senior Secured Note, 144A,
6.625%, 1/15/28 ............................. United States 444,000 447,523 0.12
Oil & Gas Storage & Transportation
f
Cheniere Energy, Inc., Senior Secured Note, 144A,
4.625%, 10/15/28 ............................ United States 450,000 469,755 0.12
Trucking
b,g
Onsite Rental Group Operations Pty. Ltd., PIK, 6.1%,
10/26/23 .................................. Australia 10,725,759 9,900,937 2.61
Wireless Telecommunication Services
f
Vmed O2 UK Financing I plc, Senior Secured Bond,
144A, 4.25%, 1/31/31 ......................... United Kingdom 360,000 348,750 0.09
Total Corporate Bonds (Cost $20,733,766) ...............................
19,014,066 5.02
h
Senior Floating Rate Interests
Advertising
Clear Channel Outdoor Holdings, Inc., Term Loan, B,
3.685%, (2-month USD LIBOR + 3.5%; 3-month USD
LIBOR + 3.5%), 8/21/26 ....................... United States 2,736,455 2,657,221 0.70
Aerospace & Defense
AI Convoy (Luxembourg) SARL, Facility USD Term Loan,
B, 4.5%, (2-month USD LIBOR + 3.5%; 6-month USD
LIBOR + 3.5%), 1/18/27 ....................... Luxembourg 1,228,590 1,229,358 0.32
g
Alloy FinCo Ltd., Facility Term Loan, B, 14%, PIK,
(3-month USD LIBOR + 13.5%), 3/06/25 .......... United Kingdom 3,067,905 1,918,729 0.51
i
Dynasty Acquisition Co., Inc., 2020 Term Loan ,
B1, 3.703%, (3-month USD LIBOR + 3.5%), 4/06/26 .. United States 1,629,901 1,588,624 0.42
B2, 3.703%, (3-month USD LIBOR + 3.5%), 4/06/26 .. United States 876,291 854,099 0.23
5,590,810 1.48
a a a a a a
Air Freight & Logistics
Kenan Advantage Group, Inc. (The), U.S. Term Loan, B1,
4.5%, (1-month USD LIBOR + 3.75%), 3/24/26 ...... United States 1,097,250 1,094,704 0.29
Airlines
i
AAdvantage Loyalty IP Ltd. (American Airlines, Inc.),
Initial Term Loan, 5.5%, (6-month USD LIBOR +
4.75%), 4/20/28 ............................. United States 1,013,781 1,043,921 0.28
Allegiant Travel Co., Replacement Term Loan, 3.198%,
(3-month USD LIBOR + 3%), 2/05/24 ............. United States 2,899,450 2,880,111 0.76
American Airlines, Inc., 2018 Replacement Term Loan,
1.861%, (1-month USD LIBOR + 1.75%), 6/27/25 .... United States 750,000 693,847 0.18
Delta Air Lines, Inc. / SkyMiles IP Ltd., Initial Term Loan,
4.75%, (3-month USD LIBOR + 3.75%), 10/20/27 .... United States 956,180 1,005,667 0.27
JetBlue Airways Corp., Term Loan, 6.25%, (3-month USD
LIBOR + 5.25%), 6/17/24 ...................... United States 423,164 435,066 0.11
i
Kestrel Bidco, Inc., Term Loan, 4%, (3-month USD LIBOR
+ 3%), 12/11/26 ............................. Canada 3,139,542 3,044,617 0.80

Franklin Floating Rate Master Trust
Statement of Investments (unaudited)
Franklin Floating Rate Master Series
(continued)
Quarterly Statement of Investments See Notes to Statements of Investments.

a a
Country
Principal
Amount
*
a Value
% of Net
Assets
a a a a a a
h
Senior Floating Rate Interests
(continued)
Airlines (continued)
i
United AirLines, Inc., Term Loan, B, 4.5%, (3-month USD
LIBOR + 3.75%), 4/21/28 ...................... United States 1,004,464 $ 1,017,648 0.27
10,120,877 2.67
a a a a a a
Alternative Carriers
Zayo Group Holdings, Inc., Initial Dollar Term Loan,
3.113%, (1-month USD LIBOR + 3%), 3/09/27 ...... United States 623,553 618,097 0.16
Apparel, Accessories & Luxury Goods
Champ Acquisition Corp., First Lien, Initial Term Loan,
5.73%, (3-month USD LIBOR + 5.5%; 6-month USD
LIBOR + 5.5%), 12/19/25 ...................... United States 1,044,020 1,044,114 0.28
Tory Burch LLC, Initial Term Loan, B, 4.5%, (1-month
USD LIBOR + 3.5%), 4/16/28 ................... United States 580,645 577,019 0.15
1,621,133 0.43
a a a a a a
Application Software
Blackboard, Inc., First Lien, Term Loan, B5, 7%, (3-month
USD LIBOR + 6%), 6/30/24 .................... United States 3,203,449 3,205,467 0.85
Ceridian HCM Holding, Inc., Initial Term Loan, 2.587%,
(1-week USD LIBOR + 2.5%), 4/30/25 ............ United States 691,139 681,204 0.18
i
ECI Macola/MAX Holding LLC, First Lien, Initial Term
Loan, 4.5%, (3-month USD LIBOR + 3.75%), 11/09/27 United States 847,875 849,995 0.23
i
Epicor Software Corp., Term Loan, C, 4%, (1-month USD
LIBOR + 3.25%), 7/30/27 ...................... United States 1,140,077 1,139,929 0.30
Greeneden U.S. Holdings I LLC, Term Loan, B, 4.75%,
(1-month USD LIBOR + 4%), 12/01/27 ............ United States 1,896,787 1,903,189 0.50
i,j
IGT Holding IV AB, Facility Term Loan, TBD, 3/31/28 ... Sweden 1,333,333 1,331,667 0.35
LogMeIn, Inc., First Lien, Initial Term Loan, 4.86%,
(1-month USD LIBOR + 4.75%), 8/31/27 .......... United States 1,706,328 1,705,790 0.45
Mitchell International, Inc., First Lien, Amendment No. 2
New Facility Term Loan, 4.75%, (1-month USD LIBOR
+ 4.25%), 11/29/24 ........................... United States 995,000 998,318 0.26
i,j
Mitchell International, Inc., First Lien, Initial Term Loan,
TBD, 11/29/24 .............................. United States 768,201 757,830 0.20
i
Project Alpha Intermediate Holding, Inc., 2021
Refinancing Term Loan, 4.12%, (1-month USD LIBOR +
4%), 4/26/24 ............................... United States 1,543,517 1,541,009 0.41
i
Project Ruby Ultimate Parent Corp., First Lien, Closing
Date Term Loan, 4%, (1-month USD LIBOR + 3.25%),
3/10/28 ................................... United States 1,412,949 1,405,001 0.37
i
RealPage, Inc., First Lien, Initial Term Loan, 3.75%,
(1-month USD LIBOR + 3.25%), 4/24/28 .......... United States 2,296,129 2,288,242 0.61
Solera LLC (Solera Finance, Inc.), Dollar Term Loan,
2.863%, (1-month USD LIBOR + 2.75%), 3/03/23 .... United States 494,792 492,869 0.13
i
Sophia LP, Term Loan, B, 4.5%, (3-month USD LIBOR +
3.75%), 10/07/27 ............................ United States 1,222,117 1,223,645 0.32
Surf Holdings SARL, First Lien, Dollar Term Loan,
3.676%, (3-month USD LIBOR + 3.5%), 3/05/27 ..... Luxembourg 2,338,013 2,319,145 0.61
i,j
Syncsort, Inc., Term Loan, B, TBD, 3/19/28 .......... United States 1,529,954 1,527,086 0.40
Ultimate Software Group, Inc. (The), First Lien, Initial
Term Loan, 3.863%, (1-month USD LIBOR + 3.75%),
5/04/26 ................................... United States 643,467 644,519 0.17
24,014,905 6.34
a a a a a a

Franklin Floating Rate Master Trust
Statement of Investments (unaudited)
Franklin Floating Rate Master Series
(continued)
See Notes to Statements of Investments. Quarterly Statement of Investments

a a
Country
Principal
Amount
*
a Value
% of Net
Assets
a a a a a a
h
Senior Floating Rate Interests
(continued)
Asset Management & Custody Banks
i
Edelman Financial Engines Center LLC (The), First Lien,
2021 Initial Term Loan, B, 4.25%, (1-month USD LIBOR
+ 3.5%), 4/07/28 ............................ United States 998,571 $ 995,705 0.26
i
Russell Investments US Institutional Holdco, Inc., 2025
Term Loan, 4.5%, (3-month USD LIBOR + 3.5%),
5/30/25 ................................... United States 3,068,950 3,042,097 0.80
4,037,802 1.06
a a a a a a
Auto Parts & Equipment
Adient US LLC, Term Loan, B1, 3.61%, (1-month USD
LIBOR + 3.5%), 4/10/28 ....................... United States 1,960,000 1,961,225 0.52
Clarios Global LP, First Lien, Amendment No. 1 Dollar
Term Loan, 3.363%, (1-month USD LIBOR + 3.25%),
4/30/26 ................................... United States 2,289,112 2,269,368 0.60
First Brands Group LLC, First Lien, 2021 Term Loan, 6%,
(1-month USD LIBOR + 5%), 3/30/27 ............. United States 1,127,082 1,135,304 0.30
Highline Aftermarket Acquisition LLC, First Lien, Term
Loan, 5.25%, (3-month USD LIBOR + 4.5%), 11/09/27 United States 610,007 612,678 0.16
TI Group Automotive Systems LLC, Refinancing US Term
Loan, 3.75%, (3-month USD LIBOR + 3.25%), 12/16/26 United States 600,736 600,487 0.16
i
Truck Hero, Inc., Initial Term Loan, 4.5%, (1-month USD
LIBOR + 3.75%), 1/31/28 ...................... United States 1,140,856 1,140,405 0.30
7,719,467 2.04
a a a a a a
Automobile Manufacturers
i
American Trailer World Corp., First Lien, Initial Term
Loan, 4.5%, (1-month USD LIBOR + 3.75%), 3/03/28 . United States 1,725,584 1,713,720 0.45
Thor Industries, Inc., Term Loan, B1, 3.12%, (1-month
USD LIBOR + 3%), 2/01/26 .................... United States 1,300,000 1,304,875 0.35
3,018,595 0.80
a a a a a a
Biotechnology
Grifols Worldwide Operations Ltd., Dollar Term Loan, B,
2.087%, (1-week USD LIBOR + 2%), 11/15/27 ...... Ireland 657,115 649,907 0.17
Horizon Therapeutics USA, Inc., Seventh Amendment
Refinancing Term Loan, 2.125%, (1-month USD LIBOR
+ 2%), 5/22/26 .............................. United States 494,270 492,973 0.13
1,142,880 0.30
a a a a a a
Brewers
City Brewing Company LLC, First Lien, Closing Date
Term Loan, 4.25%, (3-month USD LIBOR + 3.5%),
4/05/28 ................................... United States 646,259 648,682 0.17
Broadcasting
Gray Television, Inc., Term Loan, B2, 2.365%, (1-month
USD LIBOR + 2.25%), 2/07/24 .................. United States 994,899 990,472 0.26
Nexstar Broadcasting, Inc., Term Loan, B3, 2.356%,
(1-month USD LIBOR + 2.25%), 1/17/24 .......... United States 1,738,453 1,734,237 0.46
Sinclair Television Group, Inc., Term Loan, B, 2.36%,
(1-month USD LIBOR + 2.25%), 1/03/24 .......... United States 1,911,160 1,899,216 0.50
Univision Communications, Inc., First Lien, 2020
Replacement Term Loan, 4.75%, (1-month USD LIBOR
+ 3.75%), 3/15/26 ........................... United States 551,244 553,030 0.15
5,176,955 1.37
a a a a a a

Franklin Floating Rate Master Trust
Statement of Investments (unaudited)
Franklin Floating Rate Master Series
(continued)
Quarterly Statement of Investments See Notes to Statements of Investments.

a a
Country
Principal
Amount
*
a Value
% of Net
Assets
a a a a a a
h
Senior Floating Rate Interests
(continued)
Building Products
i
Cornerstone Building Brands, Inc., Term Loan, B, 3.75%,
(1-month USD LIBOR + 3.25%), 4/12/28 .......... United States 957,442 $ 950,262 0.25
Cable & Satellite
CSC Holdings LLC, March 2017 Refinancing Term Loan,
2.365%, (1-month USD LIBOR + 2.25%), 7/17/25 .... United States 4,905,285 4,860,402 1.28
Radiate HoldCo LLC, Term Loan, B, 4.25%, (1-month
USD LIBOR + 3.5%), 9/25/26 ................... United States 327,013 327,730 0.09
i,j
Virgin Media Bristol LLC, Term Loan, Q, TBD, 1/31/29 .. United States 788,848 788,718 0.21
WideOpenWest Finance LLC, Eighth Amendment Term
Loan, B, 4.25%, (1-month USD LIBOR + 3.25%),
8/18/23 ................................... United States 1,035,195 1,035,707 0.27
7,012,557 1.85
a a a a a a
Casinos & Gaming
Boyd Gaming Corp., Refinancing Term Loan, B, 2.337%,
(1-week USD LIBOR + 2.25%), 9/15/23 ........... United States 1,171,420 1,171,420 0.31
Boyd Gaming Corp., Term Loan, A, 3.25%, (1-week USD
LIBOR + 2.75%), 9/15/23 ...................... United States 912,937 915,219 0.24
Caesars Resort Collection LLC, Term Loan ,
B, 2.863%, (1-month USD LIBOR + 2.75%), 12/23/24 . United States 2,027,674 2,007,894 0.53
B1, 4.613%, (1-month USD LIBOR + 4.5%), 7/21/25 .. United States 343,713 345,198 0.09
Station Casinos LLC, Facility Term Loan, B1, 2.5%,
(1-month USD LIBOR + 2.25%), 2/08/27 .......... United States 2,314,929 2,286,247 0.61
6,725,978 1.78
a a a a a a
Commodity Chemicals
Cyanco Intermediate 2 Corp., First Lien, Initial Term Loan,
3.613%, (1-month USD LIBOR + 3.5%), 3/16/25 ..... United States 297,648 295,973 0.08
Communications Equipment
CommScope, Inc., Initial Term Loan, 3.363%, (1-month
USD LIBOR + 3.25%), 4/06/26 .................. United States 3,070,687 3,055,825 0.81
Construction Materials
i
Park River Holdings, Inc., First Lien, Initial Term Loan,
4%, (3-month USD LIBOR + 3.25%), 12/28/27 ...... United States 1,143,010 1,138,187 0.30
i
White Cap Buyer LLC, Initial Closing Date Term Loan,
4.5%, (3-month USD LIBOR + 4%), 10/19/27 ....... United States 946,250 947,579 0.25
2,085,766 0.55
a a a a a a
Consumer Electronics
Playtika Holding Corp., Term Loan, B1, 2.863%, (1-month
USD LIBOR + 2.75%), 3/13/28 .................. United States 732,960 729,984 0.19
Data Processing & Outsourced Services
Neustar, Inc., First Lien, Term Loan, B5, 5.5%, (3-month
USD LIBOR + 4.5%), 8/08/24 ................... United States 1,766,172 1,692,037 0.45
Pitney Bowes, Inc., Refinancing Term Loan, B, 4.12%,
(1-month USD LIBOR + 4%), 3/17/28 ............. United States 3,100,000 3,102,573 0.82
Tempo Acquisition LLC, Extended Term Loan, 3.75%,
(1-month USD LIBOR + 3.25%), 11/02/26 .......... United States 646,742 646,942 0.17
5,441,552 1.44
a a a a a a
Department Stores
Harbor Freight Tools USA, Inc., Initial Term Loan (2020),
3.75%, (1-month USD LIBOR + 3%), 10/19/27 ...... United States 369,230 369,401 0.10

Franklin Floating Rate Master Trust
Statement of Investments (unaudited)
Franklin Floating Rate Master Series
(continued)
See Notes to Statements of Investments. Quarterly Statement of Investments

a a
Country
Principal
Amount
*
a Value
% of Net
Assets
a a a a a a
h
Senior Floating Rate Interests
(continued)
Diversified Banks
i
Finastra Ltd., First Lien, Dollar Term Loan, 4.5%,
(6-month USD LIBOR + 3.5%), 6/13/24 ........... United Kingdom 3,649,355 $ 3,593,155 0.95
Diversified Capital Markets
Vertical Midco GmbH, USD Term Loan, 4.478%, (6-month
USD LIBOR + 4.25%), 6/30/27 .................. Germany 1,230,344 1,234,115 0.33
Diversified Chemicals
Lummus Technology Holdings V LLC, 2021 Refinancing
Term Loan, B, 3.613%, (1-month USD LIBOR + 3.5%),
6/30/27 ................................... United States 890,057 885,237 0.23
SCIH Salt Holdings, Inc., Incremental Term Loan, B1,
4.75%, (1-month USD LIBOR + 4%), 3/16/27 ....... United States 3,251,136 3,246,259 0.86
4,131,496 1.09
a a a a a a
Diversified Metals & Mining
i
U.S. Silica Co., Term Loan, 5%, (1-month USD LIBOR +
4%), 5/01/25 ............................... United States 2,367,959 2,278,723 0.60
Diversified Support Services
Allied Universal Holdco LLC, Initial Term Loan, 4.363%,
(1-month USD LIBOR + 4.25%), 7/10/26 .......... United States 1,673,612 1,672,566 0.44
CCI Buyer, Inc., Term Loan, 4.75%, (3-month USD LIBOR
+ 4%), 12/17/27 ............................. United States 241,672 242,427 0.06
Legalzoom.com, Inc., First Lien, 2018 Term Loan,
4.613%, (1-month USD LIBOR + 4.5%), 11/21/24 .... United States 4,000,612 4,003,752 1.06
5,918,745 1.56
a a a a a a
Drug Retail
GNC Holdings, Inc., Second Lien, Term Loan, 6.2%,
(3-month USD LIBOR + 6%), 10/07/26 ............ United States 5,196,742 4,358,767 1.15
Education Services
i
KUEHG Corp., Term Loan, B3, 4.75%, (3-month USD
LIBOR + 3.75%), 2/21/25 ...................... United States 1,615,135 1,597,683 0.42
Electric Utilities
Astoria Energy LLC, Advance (2020) Term Loan, B, 4.5%,
(3-month USD LIBOR + 3.5%), 12/10/27 .......... United States 398,508 399,504 0.11
Electronic Equipment & Instruments
Verifone Systems, Inc., First Lien, Initial Term Loan,
4.182%, (3-month USD LIBOR + 4%), 8/20/25 ...... United States 497,449 489,587 0.13
Food Retail
i
Shearer's Foods LLC, First Lien, Refinancing Term Loan,
4.25%, (3-month USD LIBOR + 3.5%), 9/23/27 ...... United States 571,368 571,620 0.15
General Merchandise Stores
Franchise Group, Inc., First Lien, Initial Term Loan, 5.5%,
(3-month USD LIBOR + 4.75%), 3/10/26 .......... United States 450,099 452,070 0.12
Health Care Equipment
i,j
Jazz Pharmaceuticals, Inc., Term Loan, TBD, 4/21/28 .. United States 685,714 687,998 0.18
Health Care Facilities
i
ADMI Corp., Amendment No. 4 Refinancing Term Loan,
3.25%, (1-month USD LIBOR + 2.75%), 12/23/27 .... United States 2,276,806 2,261,631 0.60
Global Medical Response, Inc., 2018 New Term Loan,
5.25%, (3-month USD LIBOR + 4.25%), 3/14/25 ..... United States 840,117 841,243 0.22

Franklin Floating Rate Master Trust
Statement of Investments (unaudited)
Franklin Floating Rate Master Series
(continued)
Quarterly Statement of Investments See Notes to Statements of Investments.

a a
Country
Principal
Amount
*
a Value
% of Net
Assets
a a a a a a
h
Senior Floating Rate Interests
(continued)
Health Care Facilities (continued)
i
Pathway Vet Alliance LLC, First Lien, 2021 Replacement
Term Loan, 3.863%, (1-month USD LIBOR + 3.75%),
3/31/27 ................................... United States 2,863,558 $ 2,852,820 0.75
5,955,694 1.57
a a a a a a
Health Care Services
i
CNT Holdings I Corp., First Lien, Facility Term Loan,
4.5%, (3-month USD LIBOR + 3.75%), 11/08/27 ..... United States 763,187 762,890 0.20
i
eResearchTechnology, Inc., First Lien, Initial Term Loan,
5.5%, (1-month USD LIBOR + 4.5%), 2/04/27 ...... United States 1,419,242 1,424,373 0.38
Gentiva Health Services, Inc., First Lien, Term Loan, B,
2.875%, (1-month USD LIBOR + 2.75%), 7/02/25 .... United States 926,416 925,837 0.24
National Mentor Holdings, Inc., First Lien, Initial Term
Loan ,
4.5%, (1-month USD LIBOR + 3.75%; 3-month USD
LIBOR + 3.75%), 3/02/28 ...................... United States 2,650,594 2,651,416 0.70
C, 4.5%, (3-month USD LIBOR + 3.75%), 3/02/28 ... United States 88,353 88,380 0.02
Navicure, Inc., First Lien, Initial Term Loan, 4.113%,
(1-month USD LIBOR + 4%), 10/22/26 ............ United States 3,876,723 3,867,032 1.02
Phoenix Guarantor, Inc., First Lien, Term Loan ,
3.611%, (1-month USD LIBOR + 3.5%), 3/05/26 ..... United States 1,630,701 1,618,470 0.43
B1, 3.358%, (1-month USD LIBOR + 3.25%), 3/05/26 . United States 1,836,924 1,817,903 0.48
Pluto Acquisition I, Inc., First Lien, Term Loan, B, 4.613%,
(1-month USD LIBOR + 4.5%), 6/22/26 ........... United States 231,958 232,828 0.06
Pluto Acquisition I, Inc., Incremental Term Loan, 5.5%,
(1-month USD LIBOR + 5%), 6/22/26 ............. United States 399,683 402,431 0.11
Radiology Partners, Inc., First Lien, Term Loan, B,
4.361%, (1-month USD LIBOR + 4.25%), 7/09/25 .... United States 400,000 399,156 0.11
i
U.S. Anesthesia Partners, Inc., First Lien, Initial Term
Loan, 4%, (3-month USD LIBOR + 3%), 6/23/24 ..... United States 576,154 568,632 0.15
14,759,348 3.90
a a a a a a
Health Care Supplies
i,j
Organon & Co., Term Loan, TBD, 4/08/28 ........... United States 956,757 955,360 0.25
Health Care Technology
Inovalon Holdings, Inc., Refinancing Date Term Loan,
2.875%, (1-month USD LIBOR + 2.75%), 4/02/25 .... United States 334,828 332,526 0.09
Homefurnishing Retail
Rent-A-Center, Inc., Initial Term Loan, 4.75%, (1-month
USD LIBOR + 4%), 2/17/28 .................... United States 488,971 493,045 0.13
i,j
Savers, Inc., Term Loan, TBD, 4/21/28 ............. United States 986,842 997,944 0.26
1,490,989 0.39
a a a a a a
Household Products
b,g,k
FGI Operating Co. LLC, Term Loan, 12.1%, PIK, (3-month
USD LIBOR + 11%), 5/16/22 ................... United States 10,521,634 3,676,420 0.97
Human Resource & Employment Services
CCRR Parent, Inc., First Lien, Initial Term Loan, 5%,
(3-month USD LIBOR + 4.25%), 3/06/28 .......... United States 457,303 459,018 0.12
UKG, Inc., First Lien, 2021 Incremental Term Loan, 4%,
(3-month USD LIBOR + 3.25%), 5/04/26 .......... United States 701,670 703,315 0.19
1,162,333 0.31
a a a a a a
Industrial Machinery
Navistar, Inc., Term Loan, B, 3.61%, (1-month USD
LIBOR + 3.5%), 11/06/24 ...................... United States 5,356,257 5,360,944 1.42

Franklin Floating Rate Master Trust
Statement of Investments (unaudited)
Franklin Floating Rate Master Series
(continued)
See Notes to Statements of Investments. Quarterly Statement of Investments

a a
Country
Principal
Amount
*
a Value
% of Net
Assets
a a a a a a
h
Senior Floating Rate Interests
(continued)
Insurance Brokers
Alliant Holdings Intermediate LLC, 2018 Initial Term Loan,
3.363%, (1-month USD LIBOR + 3.25%), 5/09/25 .... United States 2,142,462 $ 2,118,606 0.56
i
Alliant Holdings Intermediate LLC, Term Loan, B3, 4.25%,
(1-month USD LIBOR + 3.75%), 11/05/27 .......... United States 318,564 318,985 0.09
2,437,591 0.65
a a a a a a
Integrated Telecommunication Services
Global Tel Link, First Lien, Term Loan, 4.363%, (1-month
USD LIBOR + 4.25%), 11/29/25 ................. United States 4,776,304 4,463,242 1.18
Global Tel Link, Second Lien, Term Loan, 8.363%,
(1-month USD LIBOR + 8.25%), 11/29/26 .......... United States 2,479,737 1,969,841 0.52
West Corp., Initial Term Loan, LOAN Note, B, 5%,
(3-month USD LIBOR + 4%), 10/10/24 ............ United States 1,186,475 1,160,087 0.31
7,593,170 2.01
a a a a a a
Internet & Direct Marketing Retail
i
MH Sub I LLC (Micro Holding Corp.), First Lien, 2020
June New Term Loan, 4.75%, (1-month USD LIBOR +
3.75%), 9/13/24 ............................. United States 949,532 950,601 0.25
i
MH Sub I LLC (Micro Holding Corp.), First Lien,
Amendment No. 2 Initial Term Loan, 3.613%, (1-month
USD LIBOR + 3.5%), 9/13/24 ................... United States 1,537,466 1,526,365 0.40
2,476,966 0.65
a a a a a a
Internet Services & Infrastructure
i
Arches Buyer, Inc., Refinancing Term Loan, 3.75%,
(1-month USD LIBOR + 3.25%), 12/06/27 ......... United States 570,000 567,922 0.15
i
Barracuda Networks, Inc., First Lien, 2020 Term Loan,
4.5%, (3-month USD LIBOR + 3.75%), 2/12/25 ...... United States 956,027 956,386 0.25
Informatica LLC, Dollar 2020 Term Loan, 3.363%,
(1-month USD LIBOR + 3.25%), 2/25/27 .......... United States 1,445,400 1,434,885 0.38
TIBCO Software, Inc., Term Loan, B3, 3.87%, (1-month
USD LIBOR + 3.75%), 6/30/26 .................. United States 3,085,239 3,072,235 0.81
6,031,428 1.59
a a a a a a
Investment Banking & Brokerage
Citadel Securities LP, Term Loan, B, 2.613%, (1-month
USD LIBOR + 2.5%), 2/02/28 ................... United States 1,300,000 1,289,847 0.34
i
Deerfield Dakota Holding LLC, First Lien, Initial Dollar
Term Loan, 4.75%, (1-month USD LIBOR + 3.75%),
4/09/27 ................................... United States 1,894,304 1,901,114 0.50
Jane Street Group LLC, Term Loan, 2.863%, (1-month
USD LIBOR + 2.75%), 1/26/28 .................. United States 937,498 930,584 0.25
4,121,545 1.09
a a a a a a
IT Consulting & Other Services
i
Aventiv Technologies LLC, First Lien, Initial Term Loan,
5.5%, (3-month USD LIBOR + 4.5%), 11/01/24 ...... United States 2,637,273 2,451,846 0.65
Conduent, Inc., Term Loan, B, 2.613%, (1-month USD
LIBOR + 2.5%), 12/07/23 ...................... United States 232,862 230,359 0.06
Gainwell Acquisition Corp., Term Loan, B, 4.75%,
(3-month USD LIBOR + 4%), 10/01/27 ............ United States 2,134,024 2,138,697 0.56
i
Peraton Corp., First Lien, Term Loan, B, 4.5%, (1-month
USD LIBOR + 3.75%), 2/01/28 .................. United States 935,140 935,986 0.25
5,756,888 1.52
a a a a a a

Franklin Floating Rate Master Trust
Statement of Investments (unaudited)
Franklin Floating Rate Master Series
(continued)
Quarterly Statement of Investments See Notes to Statements of Investments.

a a
Country
Principal
Amount
*
a Value
% of Net
Assets
a a a a a a
h
Senior Floating Rate Interests
(continued)
Leisure Facilities
g
24 Hour Fitness Worldwide, Inc., Exit Term Loan, 5.193%,
PIK, (3-month USD LIBOR + 5%), 12/29/25 ........ United States 4,714,673 $ 4,153,823 1.10
Leisure Products
i
Hercules Achievement, Inc. (Varsity Brands Holding Co.,
Inc.), First Lien, Initial Term Loan, 4.5%, (1-month USD
LIBOR + 3.5%), 12/16/24 ...................... United States 1,501,400 1,447,605 0.38
NASCAR Holdings LLC, Initial Term Loan, 2.859%,
(1-month USD LIBOR + 2.75%), 10/19/26 ......... United States 1,349,879 1,342,474 0.36
2,790,079 0.74
a a a a a a
Life & Health Insurance
AssuredPartners, Inc., 2020 February Refinancing Term
Loan, 3.613%, (1-month USD LIBOR + 3.5%), 2/12/27 United States 2,638,415 2,616,978 0.69
Metal & Glass Containers
i
BWay Holding Co., Initial Term Loan, 3.443%, (3-month
USD LIBOR + 3.25%), 4/03/24 .................. United States 2,949,464 2,854,064 0.75
Movies & Entertainment
i
Banijay Entertainment SAS, Facility USD Term Loan, B,
3.86%, (1-month USD LIBOR + 3.75%), 3/01/25 ..... France 1,679,374 1,670,977 0.44
i
Crown Finance US, Inc., Initial Dollar Term Loan, 3.5%,
(3-month USD LIBOR + 2.5%), 2/28/25 ........... United States 847,374 729,686 0.19
Diamond Sports Group LLC, Term Loan, 3.37%, (1-month
USD LIBOR + 3.25%), 8/24/26 .................. United States 3,564,085 2,560,723 0.68
Lions Gate Capital Holdings LLC, 2026 Term Loan, A,
1.863%, (1-month USD LIBOR + 1.75%), 4/06/26 .... United States 3,540,883 3,512,113 0.93
William Morris Endeavor Entertainment LLC (IMG
Worldwide Holdings LLC), First Lien, Term Loan, B1,
2.903%, (1-month USD LIBOR + 2.75%; 3-month USD
LIBOR + 2.75%), 5/18/25 ...................... United States 1,195,061 1,169,672 0.31
9,643,171 2.55
a a a a a a
Multi-line Insurance
i
Acrisure LLC, First Lien, 2020 Term Loan, 3.703%,
(3-month USD LIBOR + 3.5%), 2/15/27 ........... United States 1,350,000 1,331,856 0.35
Office Services & Supplies
Staples, Inc., 2019 Refinancing New Term Loan, B1,
5.205%, (3-month USD LIBOR + 5%), 4/16/26 ...... United States 1,239,831 1,214,570 0.32
i
Staples, Inc., 2019 Refinancing Term Loan, B2, 4.705%,
(3-month USD LIBOR + 4.5%), 9/12/24 ........... United States 1,769,313 1,749,037 0.46
2,963,607 0.78
a a a a a a
Oil & Gas Exploration & Production
k
Fieldwood Energy LLC, First Lien, Closing Date Term
Loan, 7.251%, (3-month USD LIBOR + 4.25%), 4/11/22 United States 25,460,344 9,859,518 2.61
UTEX Industries, Inc., First Out Term Loan, 8.5%,
(1-month USD LIBOR + 7%), 12/03/24 ............ United States 1,251,016 1,261,025 0.33
g
UTEX Industries, Inc., Second Out Term Loan, 5.25%,
PIK, (1-month USD LIBOR + 3.75%), 12/03/25 ...... United States 779,169 759,690 0.20
11,880,233 3.14
a a a a a a
Oil & Gas Storage & Transportation
Centurion Pipeline Co. LLC, Initial Term Loan, 3.363%,
(1-month USD LIBOR + 3.25%), 9/29/25 .......... United States 734,675 731,185 0.19

Franklin Floating Rate Master Trust
Statement of Investments (unaudited)
Franklin Floating Rate Master Series
(continued)
See Notes to Statements of Investments. Quarterly Statement of Investments

a a
Country
Principal
Amount
*
a Value
% of Net
Assets
a a a a a a
h
Senior Floating Rate Interests
(continued)
Packaged Foods & Meats
g
CSM Bakery Solutions Ltd., Second Lien, Term Loan,
11%, PIK, (3-month USD LIBOR + 10%), 7/05/21 .... United States 2,189,357 $ 2,136,542 0.56
Paper Packaging
i
Kleopatra Finco SARL, USD Term Loan, B, 5.25%,
(6-month USD LIBOR + 4.75%), 2/12/26 .......... Luxembourg 1,519,374 1,517,946 0.40
Paper Products
d
Appvion Operations, Inc., Term Loan, 7%, (3-month USD
LIBOR + 6%), 6/12/26 ........................ United States 1,943,307 1,938,448 0.51
Personal Products
Coty, Inc., USD Term Loan, B, 2.36%, (1-month USD
LIBOR + 2.25%), 4/07/25 ...................... United States 247,581 238,104 0.06
i
Sunshine Luxembourg VII SARL, Term Loan, B3, 4.5%,
(3-month USD LIBOR + 3%), 10/01/26 ............ Luxembourg 2,998,700 3,003,378 0.80
3,241,482 0.86
a a a a a a
Pharmaceuticals
Bausch Health Cos., Inc., Initial Term Loan, 3.109%,
(1-month USD LIBOR + 3%), 6/02/25 ............. United States 1,536,012 1,535,160 0.40
Property & Casualty Insurance
Asurion LLC, New Term Loan ,
B8, 3.363%, (1-month USD LIBOR + 3.25%), 12/23/26 United States 2,630,443 2,615,646 0.69
B9, 3.363%, (1-month USD LIBOR + 3.25%), 7/31/27 . United States 1,001,142 994,990 0.26
Asurion LLC, Second Lien, New Term Loan, B3, 5.363%,
(1-month USD LIBOR + 5.25%), 1/31/28 .......... United States 52,263 53,099 0.01
3,663,735 0.96
a a a a a a
Publishing
Cengage Learning, Inc., 2016 Refinancing Term Loan,
5.25%, (2-month USD LIBOR + 4.25%; 3-month USD
LIBOR + 4.25%), 6/07/23 ...................... United States 2,990,584 2,981,702 0.79
Nielsen Finance LLC, Dollar Term Loan, B5, 4.75%,
(1-month USD LIBOR + 3.75%), 6/04/25 .......... United States 165,992 166,737 0.04
3,148,439 0.83
a a a a a a
Railroads
Ventia Midco Pty. Ltd., 2017 Refinancing USD Term Loan,
B, 5%, (3-month USD LIBOR + 4%), 5/21/26 ....... Australia 5,460,137 5,477,227 1.45
Real Estate Services
Cushman & Wakefield U.S. Borrower LLC, Replacement
Term Loan, 2.863%, (1-month USD LIBOR + 2.75%),
8/21/25 ................................... United States 1,050,000 1,028,018 0.27
Research & Consulting Services
i
Dun & Bradstreet Corp. (The), Initial Term Loan
Borrowing, B, 3.361%, (1-month USD LIBOR + 3.25%),
2/06/26 ................................... United States 959,338 955,141 0.25
Restaurants
Golden Nugget, Inc., Initial Term Loan, B, 3.25%,
(2-month USD LIBOR + 2.5%), 10/04/23 .......... United States 967,533 957,814 0.25
i
IRB Holding Corp., Fourth Amendment Incremental Term
Loan, 4.25%, (3-month USD LIBOR + 3.25%), 12/15/27 United States 1,557,164 1,555,708 0.41
2,513,522 0.66
a a a a a a

Franklin Floating Rate Master Trust
Statement of Investments (unaudited)
Franklin Floating Rate Master Series
(continued)
Quarterly Statement of Investments See Notes to Statements of Investments.

a a
Country
Principal
Amount
*
a Value
% of Net
Assets
a a a a a a
h
Senior Floating Rate Interests
(continued)
Security & Alarm Services
Prime Security Services Borrower LLC, First Lien, 2021
Refinancing Term Loan, B1, 3.5%, (1-month USD
LIBOR + 2.75%; 3-month USD LIBOR + 2.75%),
9/23/26 ................................... United States 450,145 $ 449,989 0.12
Soft Drinks
i
Triton Water Holdings, Inc., First Lien, Initial Term Loan,
4%, (3-month USD LIBOR + 3.5%), 3/31/28 ........ United States 1,548,990 1,545,598 0.41
Specialized Consumer Services
Sedgwick Claims Management Services, Inc. (Lightning
Cayman Merger Sub Ltd.), Initial Term Loan, 3.363%,
(1-month USD LIBOR + 3.25%), 12/31/25 ......... United States 496,193 489,899 0.13
WeddingWire, Inc., First Lien, Initial Term Loan, 4.685%,
(2-month USD LIBOR + 4.5%; 3-month USD LIBOR +
4.5%), 12/19/25 ............................. United States 598,469 598,473 0.16
i
WW International, Inc., Initial Term Loan, 4%, (1-month
USD LIBOR + 3.5%), 4/13/28 ................... United States 754,615 755,464 0.20
1,843,836 0.49
a a a a a a
Specialized Finance
Sabre GLBL, Inc., 2020 Other Term Loan, B, 4.75%,
(1-month USD LIBOR + 4%), 12/17/27 ............ United States 86,678 87,613 0.02
Verscend Holding Corp., Term Loan, B1, 4.113%,
(1-month USD LIBOR + 4%), 8/27/25 ............. United States 3,003,506 3,007,260 0.80
3,094,873 0.82
a a a a a a
Specialty Chemicals
INEOS 226 Ltd., USD Term Loan, B, 3.25%, (3-month
USD LIBOR + 2.75%), 1/29/26 .................. United Kingdom 515,166 513,799 0.14
i,j
NIC Acquisition Corp. / CPC Acquisition Corp. / Gardner-
Gibson Acquisition Corp., Term Loan, B, TBD, 12/01/25 United States 372,065 366,484 0.10
i
NIC Acquisition Corp., Term Loan, 4.5%, (3-month USD
LIBOR + 3.75%), 12/29/27 ..................... United States 922,468 924,202 0.24
j
Sparta U.S. HoldCo LLC, Term Loan, TBD, 4/28/28 .... United States 809,375 805,328 0.21
2,609,813 0.69
a a a a a a
Specialty Stores
i
Michaels Companies, Inc. (The), Term Loan, B, 5%,
(3-month USD LIBOR + 4.25%), 4/15/28 .......... United States 1,530,000 1,525,219 0.40
PetSmart LLC, Initial Term Loan, 4.5%, (3-month USD
LIBOR + 3.75%), 2/11/28 ...................... United States 518,127 520,264 0.14
i
Woof Holdings, Inc., First Lien, Initial Term Loan, 4.5%,
(3-month USD LIBOR + 3.75%), 12/21/27 ......... United States 760,887 759,936 0.20
2,805,419 0.74
a a a a a a
Systems Software
athenahealth, Inc., First Lien, Term Loan, B1, 4.453%,
(3-month USD LIBOR + 4.25%), 2/11/26 .......... United States 3,101,430 3,116,162 0.82
i
DCert Buyer, Inc., First Lien, Initial Term Loan, 4.113%,
(1-month USD LIBOR + 4%), 10/16/26 ............ United States 3,428,007 3,432,532 0.91
DCert Buyer, Inc., Second Lien, First Amendment
Refinancing Term Loan, 7.113%, (1-month USD LIBOR
+ 7%), 2/19/29 .............................. United States 650,664 656,494 0.17
i
Hyland Software, Inc., First Lien, 2018 Refinancing Term
Loan, 4.25%, (1-month USD LIBOR + 3.5%), 7/01/24 . United States 2,275,583 2,280,316 0.60
Hyland Software, Inc., Second Lien, 2021 Refinancing
Term Loan, 7%, (1-month USD LIBOR + 6.25%),
7/07/25 ................................... United States 30,303 30,631 0.01

Franklin Floating Rate Master Trust
Statement of Investments (unaudited)
Franklin Floating Rate Master Series
(continued)
See Notes to Statements of Investments. Quarterly Statement of Investments

a a
Country
Principal
Amount
*
a Value
% of Net
Assets
a a a a a a
h
Senior Floating Rate Interests
(continued)
Systems Software (continued)
i
Idera, Inc., First Lien, Term Loan, B1, 4.5%, (3-month
USD LIBOR + 3.75%), 3/02/28 .................. United States 2,091,024 $ 2,078,394 0.55
Ivanti Software, Inc., First Lien, First Amendment Term
Loan, B, 4.75%, (3-month USD LIBOR + 4%), 12/01/27 United States 94,279 93,124 0.03
Ivanti Software, Inc., First Lien, Initial Term Loan, 5.75%,
(3-month USD LIBOR + 4.75%), 12/01/27 ......... United States 1,000,000 998,750 0.26
Perforce Software, Inc., First Lien, New Term Loan,
3.863%, (1-month USD LIBOR + 3.75%), 7/01/26 .... United States 1,802,188 1,782,850 0.47
i
Quest Software US Holdings, Inc., First Lien, Initial Term
Loan, 4.436%, (3-month USD LIBOR + 4.25%), 5/16/25 United States 1,326,610 1,327,340 0.35
15,796,593 4.17
a a a a a a
Technology Hardware, Storage & Peripherals
Amentum Government Services Holdings LLC, First Lien,
Initial Term Loan, 3.613%, (1-month USD LIBOR +
3.5%), 1/29/27 .............................. United States 893,250 889,677 0.24
Amentum Government Services Holdings LLC,
Incremental Term Loan, 5.5%, (3-month USD LIBOR +
4.75%), 1/29/27 ............................. United States 620,130 623,749 0.16
1,513,426 0.40
a a a a a a
Trucking
Avis Budget Car Rental LLC, New Term Loan, B, 2.37%,
(1-month USD LIBOR + 2.25%), 8/06/27 .......... United States 2,004,586 1,965,336 0.52
b
Onsite Rental Group Operations Pty. Ltd., Term Loan, B,
5.5%, (1-month USD LIBOR + 4.5%), 10/26/22 ...... Australia 7,844,959 7,389,440 1.95
9,354,776 2.47
a a a a a a
Wireless Telecommunication Services
Altice France SA, USD Incremental Term Loan, B13,
4.198%, (3-month USD LIBOR + 4%), 8/14/26 ...... France 1,170,808 1,169,970 0.31
Total Senior Floating Rate Interests (Cost $312,638,346) ..................
288,259,040 76.12
Shares/Units
Escrows and Litigation Trusts
a
99 Escrow Issuer, Inc., Escrow Account, 144A ........ United States 600,000 575,364 0.15
a,b
Millennium Corporate Claim Trust, Escrow Account .... United States 6,589,709 — 0.00
a,b
Millennium Lender Claim Trust, Escrow Account ...... United States 6,589,709 — 0.00
b
Remington Outdoor Co., Inc., Litigation Units ......... United States 98,704 164,011 0.05
Total Escrows and Litigation Trusts (Cost $599,529) ......................
739,375 0.20
Total Long Term Investments (Cost $380,337,439) ........................
352,701,676 93.14
a

Franklin Floating Rate Master Trust
Statement of Investments (unaudited)
Franklin Floating Rate Master Series
(continued)
Quarterly Statement of Investments See Notes to Statements of Investments.

See Abbreviations on page 33 .
Short Term Investments
a a
Principal
Amount
*
a Value
% of Net
Assets
aa aa aa aa aa aa
Repurchase Agreements
l
Joint Repurchase Agreement, 0.005%, 5/03/21 (Maturity Value
$65,098,102)
BNP Paribas Securities Corp. (Maturity Value $47,038,587)
Deutsche Bank Securities, Inc. (Maturity Value $5,757,276)
HSBC Securities (USA), Inc. (Maturity Value $12,302,239)
Collateralized by U.S. Government Agency Securities, 3% - 4.5%, 5/20/46
- 11/20/50; and U.S. Treasury Notes, 1.38% - 2.88%, 5/31/21 - 3/31/26
(valued at $66,398,465) ..................................... 65,098,078 $ 65,098,078 17.19
Total Repurchase Agreements (Cost $65,098,078) ........................
65,098,078 17.19
a a a
Total Short Term Investments (Cost $65,098,078 ) .........................
65,098,078 17.19
a
Total Investments (Cost $445,435,517) ..................................
$417,799,754 110.33
Other Assets, less Liabilities ...........................................
(39,115,013) (10.33)
Net Assets ...........................................................
$378,684,741 100.00
*
The principal amount is stated in U.S. dollars unless otherwise indicated.
†
Rounds to less than 0.01% of net assets.
a
Non-income producing.
b
Fair valued using significant unobservable inputs. See Note 8 regarding fair value measurements.
c
See Note 4 regarding restricted securities.
d
See Note 5 regarding holdings of 5% voting securities.
e
See Note 7 regarding investments in affiliated management investment companies.
f
Security was purchased pursuant to Rule 144A or Regulation S under the Securities Act of 1933. 144A securities may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. Regulation S securities cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. At April 30, 2021, the aggregate value of these securities was $9,688,493, representing 2.6% of net assets.
g
Income may be received in additional securities and/or cash.
h
The coupon rate shown represents the rate at period end.
i
A portion or all of the security purchased on a delayed delivery basis.
j
A portion or all of the security represents an unsettled loan commitment. The coupon rate is to-be determined (TBD) at the time of the settlement and will be based upon a reference index/floor plus a spread.
k
Defaulted security or security for which income has been deemed uncollectible.
l
Investment is through participation in a joint account with other funds managed by the investment manager or an affiliate of the investment manager. At April 30, 2021, all repurchase agreements had been entered into on that date.

Franklin Floating Rate Master Trust

Quarterly Statement of Investments
Notes to Statements of Investments (unaudited)
1. Organization
Franklin Floating Rate Master Trust (Trust) is registered under the Investment Company Act of 1940 (1940 Act) as an open-
end management investment company, consisting of two separate funds (Funds) and applies the specialized accounting and reporting guidance in U.S. Generally Accepted Accounting Principles (U.S. GAAP). The shares are exempt from registration under the Securities Act of 1933.
2. Financial Instrument Valuation
The Funds’ investments in financial instruments are carried at fair value daily. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date.
The Funds calculate the net asset value (NAV) per share as of 4 p.m. Eastern time each day the New York Stock Exchange
(NYSE) is open for trading. Under compliance policies and procedures approved by the Trust’s Board of Trustee (the
Board), the Funds’ administrator has responsibility for oversight of valuation, including leading the cross-functional Valuation
Committee (VC). The Funds may utilize independent pricing services, quotations from securities and financial instrument dealers, and other market sources to determine fair value.
Equity securities listed on an exchange or on the NASDAQ National Market System are valued at the last quoted sale price or the official closing price of the day, respectively. Over-the-counter (OTC) securities are valued within the range of the most recent quoted bid and ask prices. Securities that trade in multiple markets or on multiple exchanges are valued according to the broadest and most representative market. Certain equity securities are valued based upon fundamental characteristics or relationships to similar securities.
Debt securities generally trade in the OTC market rather than on a securities exchange. The Funds’ pricing services use multiple valuation techniques to determine fair value. In instances where sufficient market activity exists, the pricing services may utilize a market-based approach through which quotes from market makers are used to determine fair value. In instances where sufficient market activity may not exist or is limited, the pricing services also utilize proprietary valuation models which may consider market characteristics such as benchmark yield curves, credit spreads, estimated default rates, anticipated market interest rate volatility, coupon rates, anticipated timing of principal repayments, underlying collateral, and other unique security features in order to estimate the relevant cash flows, which are then discounted to calculate the fair value.
Investments in open-end mutual funds are valued at the closing NAV. Investments in repurchase agreements are valued at cost, which approximates fair value.
The Funds have procedures to determine the fair value of financial instruments for which market prices are not reliable or readily available. Under these procedures, the Funds primarily employ a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. An income-based valuation approach may also be used in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market existed.
3. Novel Coronavirus Pandemic
The global outbreak of the novel coronavirus disease, known as COVID-19, has caused adverse effects on many companies, sectors, nations, regions and the markets in general, and may continue for an unpredictable duration. The effects of this pandemic may materially impact the value and performance of the Funds, their ability to buy and sell fund investments at appropriate valuations and their ability to achieve their investment objectives.

Franklin Floating Rate Master Trust
Notes to Statements of Investments (unaudited)

Quarterly Statement of Investments
4. Restricted Securities
At April 30, 2021, investments in restricted securities, excluding securities exempt from registration under the Securities Act of
1933, were as follows:
5. Holding of 5% Voting Securities of Portfolio Companies
The 1940 Act defines "affiliated companies" to include investments in portfolio companies in which a fund owns 5% or more of the outstanding voting securities. During the period ended April 30, 2021, investments in “affiliated companies” were as follows:
Shares Issuer
Acquisition
Date Cost Value
Franklin Floating Rate Income Fund
597,420
a
Appvion Operations, Inc ....................... 6/14/18-4/12/19 $ 7,393,498 $ 13,059,120
Total Restricted Securities (Value is 2.11% of Net Assets) ............. $7,393,498 $13,059,120
Shares Issuer
Acquisition
Date Cost Value
Franklin Floating Rate Master Series
563,596
b
Appvion Operations, Inc. ...................... 6/14/18-4/12/19 $ 5,922,237 $ 12,319,757
Total Restricted Securities (Value is 3.25% of Net Assets) ............. $5,922,237 $12,319,757
a
The Fund also invests in unrestricted securities of the issuer, valued at $4,579,398 as of April 30, 2021.
b
The Fund also invests in unrestricted securities of the issuer, valued at $1,938,448 as of April 30, 2021.

Franklin Floating Rate Master Trust
Notes to Statements of Investments (unaudited)

Quarterly Statement of Investments
6. Unfunded Loan Commitments
Certain or all Funds enter into certain credit agreements, all or a portion of which may be unfunded. The Fund is obligated to fund these loan commitments at the borrowers’ discretion. Unfunded loan commitments and funded portions of credit agreements are marked to market daily. Funded portions of credit agreements are presented in the Statement of Investments.
Value at
Beginning
of Period Purchases Sales
Realized Gain
(Loss)
Net Change in
Unrealized
Appreciation
(Depreciation)
Value
at End
of Period
Number of
Shares/Principal
Amount Held
at End
of Period
Investment
Income
Franklin Floating Rate Income Fund
Non-Controlled Affiliates
Dividends
Appvion Operations, Inc $ 4,104,406 $ 5,244,852
a
$ — $ — $ 3,709,862 $ 13,059,120 597,420 $ —
Remington Outdoor Co.,
Inc. ............ 183,046 5,537,935
a
— (38,843,045) 33,122,064 —
b
— —
Remington Outdoor Co.,
Inc., Litigation Units . — — — — — —
c
— —
Interest
Appvion Operations,
Inc., Term Loan, 7%,
(3-month USD LIBOR +
6%), 6/12/26 ...... 7,421,154 1,981,927
a
(4,942,445)
a
2,224 116,538 4,579,398 4,590,875 350,520
d
Total Affiliated Securities
(Value is 2.9% of Net
Assets) .......... $11,708,606 $12,764,714 $(4,942,445) $ (38,840,821) $ 36,948,464 $17,638,518 $350,520
Franklin Floating Rate Master Series
Non-Controlled Affiliates
Dividends
Appvion Operations, Inc. 11,034,433 — — — 1,285,324 12,319,757 563,596 —
Remington Outdoor Co.,
Inc. ............ 262,109 — — (43,510,469) 43,248,360 —
b
— —
Remington Outdoor Co.,
Inc., Litigation Units . — — — — — —
c
— —
Interest
Appvion Operations,
Inc., Term Loan, 7%,
(3-month USD LIBOR +
6%), 6/12/26 ...... 5,483,153 1,377
a
(3,651,747)
a
4,312 101,353 1,938,448 1,943,307 447,341
d
Total Affiliated Securities
(Value is 3.8% of Net
Assets) .......... $16,779,695 $1,377 $(3,651,747) $ (43,506,157) $ 44,635,037 $14,258,205 $447,341
a
May include accretion, amortization, partnership adjustments, and/or corporate actions.
b
As of April 30, 2021, no longer held by the fund.
c
As of April 30, 2021, no longer an affiliate.
d
Includes non-cash dividend/interest received.
5. Holding of 5% Voting Securities of Portfolio Companies
(continued)

Franklin Floating Rate Master Trust
Notes to Statements of Investments (unaudited)

Quarterly Statement of Investments
At April 30, 2021, unfunded commitments were as follows:
7. Investments in Affiliated Management Investment Companies
Certain or all Funds invest in one or more affiliated management investment companies for purposes other than exercising a controlling influence over the management or policies. During the period ended April 30, 2021, investments in affiliated management investment companies were as follows:
8. Fair Value Measurements
The Funds follow a fair value hierarchy that distinguishes between market data obtained from independent sources
(observable inputs) and the Funds' own market assumptions (unobservable inputs). These inputs are used in determining the value of the Funds’ financial instruments and are summarized in the following fair value hierarchy:
• Level 1 – quoted prices in active markets for identical financial instruments
• Level 2 – other significant observable inputs (including quoted prices for similar financial instruments, interest rates, prepayment speed, credit risk, etc.)
Borrower Unfunded Commitment
Franklin Floating Rate Income Fund
Fieldwood Energy LLC $2,300,486
National Mentor Holdings 386,033
Peraton Corp 2,388,591
$5,075,110
Franklin Floating Rate Master Series
National Mentor Holdings $291,656
Peraton Corp 1,647,249
$1,938,905
    aa
Value at
Beginning
of Period Purchases Sales
Realized Gain
(Loss)
Net Change in
Unrealized
Appreciation
(Depreciation)
Value
at End
of Period
Number of
Shares Held
at End
of Period
Investment
Income
a       a   a   a   a   a   a   a
Franklin Floating Rate Income Fund
Non-Controlled Affiliates
Dividends
Institutional Fiduciary Trust - Money
Market Portfolio, 0.01% ....... $12,251,544 $169,489,457 $(131,209,847) $— $— $50,531,154 50,531,154 $968
Total Affiliated Securities .... $12,251,544 $169,489,457 $(131,209,847) $— $— $50,531,154 $968
Franklin Floating Rate Master Series
Non-Controlled Affiliates
Dividends
Franklin Floating Rate Income Fund $10,750,395 $— $(7,344,028) $(2,480,862) $2,657,415 $3,582,920 461,717 $159,947
Franklin Liberty Senior Loan ETF $22,912,133 $— $(2,492,248) $(31,503) $1,039,087 $21,427,469 857,785 $447,459
Total Affiliated Securities .... $33,662,528 $— $(9,836,276) $(2,512,365) $3,696,502 $25,010,389 $607,406
6. Unfunded Loan Commitments
(continued)

Franklin Floating Rate Master Trust
Notes to Statements of Investments (unaudited)

Quarterly Statement of Investments
• Level 3 – significant unobservable inputs (including the Funds' own assumptions in determining the fair value of financial instruments)
The input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level.
A summary of inputs used as of April 30, 2021, in valuing the Funds’ assets carried at fair value, is as follows:
Level 1 Level 2 Level 3 Total
Franklin Floating Rate Income Fund
Assets:
Investments in Securities:
Common Stocks :
Hotels, Restaurants & Leisure ............. $ — $ 234,858 $ — $ 234,858
Machinery ............................ — 1,292,409 — 1,292,409
Paper & Forest Products ................. — — 13,059,120 13,059,120
Road & Rail .......................... — — —
a
—
Preferred Stocks ........................ — 599,716 — 599,716
Warrants .............................. — — 3,127 3,127
Corporate Bonds ........................ — — 13,023,745 13,023,745
Senior Floating Rate Interests ............... — 552,621,331 22,235,978 574,857,309
Escrows and Litigation Trusts ............... — — 367,931 367,931
Short Term Investments ................... 50,531,154 — — 50,531,154
Total Investments in Securities ........... $50,531,154 $554,748,314 $48,689,901 $653,969,369
Other Financial Instruments:
Unfunded Loan Commitments .............. $ — $ 172,050 $ — $ 172,050
Total Other Financial Instruments ......... $— $172,050 $— $172,050
Level 1 Level 2 Level 3 Total
Franklin Floating Rate Master Series
Assets:
Investments in Securities:
Common Stocks :
Aerospace & Defense ................... $ — $ — $ — $ —
Industrial Machinery .................... — 4,770,295 — 4,770,295
Leisure Facilities ....................... — 277,340 — 277,340
Paper Products ........................ — — 12,319,757 12,319,757
Trucking ............................. — — —
a
—
Management Investment Companies ......... 26,613,274 — — 26,613,274
Preferred Stocks ........................ — 708,170 — 708,170
Warrants .............................. — — 359 359
Corporate Bonds :
Airlines .............................. — 3,299,931 — 3,299,931
Broadcasting ......................... — 2,631,416 — 2,631,416
Construction Materials .................. — 817,129 — 817,129
Diversified Chemicals ................... — 1,098,625 — 1,098,625
Independent Power Producers & Energy
Traders ............................ — 447,523 — 447,523
Oil & Gas Storage & Transportation ......... — 469,755 — 469,755
Trucking ............................. — — 9,900,937 9,900,937
Wireless Telecommunication Services ....... — 348,750 — 348,750
Senior Floating Rate Interests ............... — 277,193,180 11,065,860 288,259,040
Escrows and Litigation Trusts ............... — 575,364 164,011
a
739,375
Short Term Investments ................... — 65,098,078 — 65,098,078
Total Investments in Securities ........... $26,613,274 $357,735,556 $33,450,924 $417,799,754
8. Fair Value Measurements
(continued)

Franklin Floating Rate Master Trust
Notes to Statements of Investments (unaudited)

Quarterly Statement of Investments
A reconciliation in which Level 3 inputs are used in determining fair value is presented when there are significant Level 3 assets and/or liabilities at the beginning and/or end of the period. At April 30, 2021, the reconciliation is as follows:
Level 1 Level 2 Level 3 Total
Franklin Floating Rate Master Series (continued)
Assets:
Other Financial Instruments:
Unfunded Loan Commitments ............... $ — $ 8,477 $ — $ 8,477
Total Other Financial Instruments ......... $— $8,477 $— $8,477
a
Includes securities determined to have no value at April 30, 2021.
Balance at
Beginning of
Period Purchases
a
Sales
b
Transfer
Into
Level 3
Transfer
Out of
Level 3
Net
accretion
( amortiza -
tion )
c
Net
Realized
Gain
(Loss)
Net
Unr ealized
Appreciatio n
( Depreciation )
Balance
at End
of Period
Net Change in
Unrealized
Appreciation
(Depreciation)
on Assets
Held at
Period End
a a a a a a a a a a a
Franklin Floating Rate Income Fund
Assets:
Investments in Securities:
Common Stocks :
Aerospace & Defense . $ 183,046 $ 5,537,935
d
$ — $ — $ — $ — $ (38,843,045) $ 33,122,064 $ — $ —
Paper & Forest Products 4,104,406 5,244,852
d
— — — — — 3,709,862 13,059,120 3,709,862
Road & Rail ....... 138,088 —
d
— — — — — (138,088) —
e
(138,088)
Warrants :
Machinery ......... — —
d
— — — — — 3,127 3,127 3,127
Corporate Bonds :
Road & Rail ....... 7,171,452 5,374,433
d
— — — 1,133,483 — (655,623) 13,023,745 (655,623)
Senior Floating Rate
Interests :
Household Products .. — 15,742,180
d
— — — — — (10,097,427) 5,644,753 (10,097,427)
Oil, Gas & Consumable
Fuels .......... — 6,871,121 — — — — — — 6,871,121 —
Road & Rail ....... 5,584,261 3,960,194
d
— — — (64,416) — 240,065 9,720,104 240,065
Escrows and Litigation
Trusts ........... —
e
—
d
— — — — — 367,931 367,931 367,931
Total Investments in Securities . $17,181,253 $42,730,715 $— $— $— $1,069,067 $(38,843,045) $26,551,911 $48,689,901 $(6,570,153)
Balance at
Beginning of
Period Purchases
a
Sales
b
Transfer
Into
Level 3
Transfer
Out of
Level 3
Net
accretion
( amortiza-
tion )
c
Net
Realized
Gain
(Loss)
Net
Unr ealized
Appreciatio n
( Depreciation )
Balance
at End
of Period
Net Change in
Unrealized
Appreciation
(Depreciation)
on Assets
Held at
Period End
a a           a a a a a a a a a
Franklin Floating Rate Master Series
Assets:
Investments in Securities:
Common Stocks
Aerospace & Defense . $ 262,109 $ — $ — $ — $ — $ — $ (43,510,469) $ 43,248,360 $ — $ —
Paper Products ..... 11,034,433 — — — — — — 1,285,324 12,319,757 1,285,324
Trucking .......... 171,018 — — — — — — (171,018) — (171,018)
Warrants
Industrial Machinery .. — — — — — — — 359 359 359
Corporate Bonds
Trucking .......... 8,881,805 — — — — 710,439 — 308,693 9,900,937 308,693
8. Fair Value Measurements
(continued)

Franklin Floating Rate Master Trust
Notes to Statements of Investments (unaudited)

Quarterly Statement of Investments
Significant unobservable valuation inputs for material Level 3 assets and/or liabilities and impact to fair value as a result of changes in unobservable valuation inputs as of April 30, 2021, are as follows:
Balance at
Beginning of
Period Purchases
a
Sales
b
Transfer
Into
Level 3
Transfer
Out of
Level 3
Net
accretion
(amortiza-
tion)
c
Net
Realized
Gain
(Loss)
Net
Unrealized
Appreciation
(Depreciation)
Balance
at End
of Period
Net Change in
Unrealized
Appreciation
(Depreciation)
on Assets
Held at
Period End
a a           a a a a a a a a a
Franklin Floating Rate Master Series (continued)
Assets:
Investments in Securities:
Senior Floating Rate
Interests
Household Products .. $ 13,196,628 $ 29,705 $ (7,901,017) $ — $ — $ 5,479 $ 39,082 $ (1,693,457) $ 3,676,420 $ (3,170,179)
Trucking .......... 6,916,082 — — — — (133,116) — 606,474 7,389,440 606,475
Escrows and Litigation
Trusts ........... —
e
— — — — — — 164,011 164,01 1 164,011
Total Investments in Securities . $40,462,075 $29,705 $(7,901,017) $— $— 582,802 (43,471,387) 43,748,746 $33,450,924 (976,335)
a
Purchases include all purchases of securities and securities received in corporate actions.
b
Sales include all sales of securities, maturities, paydowns and securities tendered in corporate actions.
c
May include accretion, amortization, partnership adjustments, and/or other cost basis adjustments.
d
Includes securities received as a result of an in-kind transfer.
e
Includes securities determined to have no value.
8. Fair Value Measurements
(continued)

Franklin Floating Rate Master Trust
Notes to Statements of Investments (unaudited)

Quarterly Statement of Investments
Description
Fair Value
at End of
Period Valuation Technique Unobservable Inputs Amount
Impact to
Fair Value
if Input
Increases
a
Franklin Floating Rate Income Fund
Assets:
Investments in Securities:
Common Stocks:
Paper Products.................... $13,059,120 Discounted cash flow Weighted average cost of capital
21.5% Decrease
b
Free cash flow $136.9 mil Increase
b
Discount for lack of
marketability
8.5% Decrease
b
Long term growth 2.5% Increase
Corporate Bonds:
Road & Rail.................... 13,023,745 Discounted cash flow Discount rate 15.6% Decrease
b
Free cash flow $13.0 mil Increase
Senior Floating Rate Interests:
Household Products.................... 5,644,753 Recovery value Asset value estimate $46.7 mil Increase
b
Road & Rail.................... 9,720,104  Discounted cash flow Discount rate 10.1% Decrease
b
Free cash flow $11.2 mil Increase
All Other Investments........  7,242,179
c,d
Total..................................... $48,689,901
Franklin Floating Rate Masters Series
Assets:
Investments in Securities:
Common Stocks:
Paper Products.................... $12,319,757 Discounted cash flow Weighted average cost of capital
21.5% Decrease
b
Free cash flow $136.9 mil Increase
b
Discount for lack of
marketability
8.5% Decrease
b
Long term growth 2.5% Increase
Corporate Bonds:
Trucking.................... 9,900,937 Discounted cash flow Discount rate 15.6% Decrease
b
Free cash flow $9.9 mil Increase
Senior Floating Rate Interests:
Household Products.................... 3,676,420 Recovery value Asset value estimate $46.7 mil Increase
b
Trucking.................... 7,389,440  Discounted cash flow Discount rate 10.1% Decrease
b
Free cash flow $8.5 mil Increase
All Other Investments........ 164,370
c,d
Total..................................... $33,450,924
a
Represents the directional change in the fair value that would result from a significant and reasonable increase in the corresponding input. A significant and reasonable decrease in the input would have the opposite effect. Significant impacts, if any, to fair value and/or net assets have been indicated.
8. Fair Value Measurements
(continued)

Franklin Floating Rate Master Trust
Notes to Statements of Investments (unaudited)

Quarterly Statement of Investments
9. Subsequent Events
The Funds have evaluated subsequent events through the issuance of the Statements of Investments and determined that no events have occurred that require disclosure.
Abbreviations
b
Represents a significant impact to fair value and net assets.
c
Includes financial instruments with values derived using private transaction prices or non-public third party pricing information which is unobservable. May also include fair value of immaterial financial instruments and developed using various valuation techniques and unobservable inputs.
d
Includes securities determined to have no value at April 30, 2021.
Cu r rency
USD
United States Dollar
Selected Portfolio
ETF
Exchange-Traded Fund
LIBOR
London Inter-Bank Offered Rate
PIK
Payment-In-Kind
TBD
To Be Determined
8. Fair Value Measurements
(continued)
For additional information on the Funds' significant accounting policies, please refer to the Funds' most recent semiannual or annual shareholder report.